UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-06260)

Quaker Investment Trust
(Exact name of registrant as specified in charter)

309 Technology Drive

Malvern, PA 19355

(Address of principal executive offices) (Zip code)

Jeffry H. King, Sr.

Quaker Investment Trust

309 Technology Drive

Malvern, PA 19355

(Name and address of agent for service)

(800) 220-8888

Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2014

Date of reporting period: December 31, 2013

Item 1. Report to Stockholders.

Semi-Annual Report

2     0     1     3

Quaker Akros Absolute Return Fund

Quaker Event Arbitrage Fund

Quaker Global Tactical Allocation Fund

Quaker Mid-Cap Value Fund

Quaker Small-Cap Growth Tactical Allocation Fund

Quaker Small Cap Value Fund

Quaker Strategic Growth Fund

Mutual fund investing involves risk. Principal loss is possible.

Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.

This report must be preceded or accompanied by a current prospectus.

The opinions expressed are those of the sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders

December 31, 2013

Dear Fellow Shareholder:

The premise upon which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical and allocation strategies used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.

Our management team continually strives to provide our shareholders with innovative investment alternatives and advisers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.

Sincerely,

Jeffry H. King, Sr.

Chairman & CEO

Quaker Investment Trust

Performance Update

Quaker Akros Absolute Return Fund (AARFX, QASDX, QASIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Akros Absolute Return Fund (“Fund”) seeks to provide long-term capital appreciation and income, while seeking to protect principal during unfavorable market conditions.

Average Annualized Total Return
									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2013
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	4.46%	9/30/2005	-8.25%	-2.87%	-0.69%	0.44%	N/A	N/A	-0.71%	-0.03%

Class C	5.21%	10/4/2010	-3.56%	-3.56%	N/A	N/A	N/A	N/A	-4.74%	-4.74%

Institutional Class	4.21%	10/4/2010	-2.61%	-2.61%	N/A	N/A	N/A	N/A	-3.75%	-3.75%

S&P 500® Total Return Index*			32.39%	32.39%	17.94%	17.94%	N/A	N/A	7.33%	7.33%

*	The benchmark since inception returns are calculated for the period September 30, 2005 through December 31, 2013.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (“Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER: Akros Capital, LLC

TOTAL NET ASSETS: AS OF DECEMBER 31, 2013 $3,283,366

Top Ten Holdings ** (% of net assets)

(unaudited)

Barrick Gold Corp.	1.6%
Agnico Eagle Mines Ltd.	1.6%
Yamana Gold, Inc.	1.1%
Professional Diversity Network, Inc.	0.8%
Newmont Mining Corp.	0.7%
Synta Pharmaceuticals Corp.	0.7%
Alient Technology Series A	0.6%
Synergy Pharmaceuticals, Inc., Expiration: November 2016	0.5%
Interleukin Genetics, Inc.	0.4%
Alcobra Ltd.	0.4%
% Fund Total	8.4%

** Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

¢	3.2%	Domestic Common Stocks
	0.7%	Basic Materials
	2.3%	Consumer, Non-cyclical
	0.2%	Industrial
¢	4.9%	Foreign Common Stocks
¢	0.6%	Domestic Private Placements
¢	0.5%	Warrants
¢	22.8%	Short-Term Investments
¢	1.1%	Investments Purchased with Proceeds from Securities Lending
	33.1%	Total Market Value of Investments
¢	66.9%	Other Assets in Excess of Liabilities, Net
	100.0%	Total Net Assets

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Performance Update

Quaker Event Arbitrage Fund (QEAAX, QEACX, QEAIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Event Arbitrage Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund generally invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events.

Average Annualized Total Return
	Expense	Inception							Commencement of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2013
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.99%	11/21/2003	6.06%	12.28%	7.78%	9.02%	5.54%	6.13%	5.87%	6.46%

Class C	2.74%	6/7/2010	11.47%	11.47%	N/A	N/A	N/A	N/A	3.28%	3.28%

Institutional Class	1.74%	6/7/2010	12.60%	12.60%	N/A	N/A	N/A	N/A	4.27%	4.27%

S&P 500® Total Return Index*			32.39%	32.39%	17.94%	17.94%	7.41%	7.41%	8.10%	8.10%

*	The benchmark since inception returns are calculated for the period November 21, 2003 through December 31, 2013.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

ADVISER: Quaker Funds, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2013 $90,868,349

Top Ten Holdings ** (% of net assets)

(unaudited)

Calgon Carbon Corp.	3.3%
Wausau Paper Corp.	2.6%
Fairpoint Communications, Inc.	2.3%
Ambac Financial Group, Inc.	1.9%
Riverbed Technology, Inc.	1.9%
Abercrombie & Fitch Co.	1.8%
Twenty-First Century Fox, Inc.	1.8%
Vodafone Group PLC-ADR	1.7%
News Corp. Class A	1.7%
FTD Cos., Inc.	1.7%
% Fund Total	20.7%
**	Includes Long Holdings Only and Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

¢	69.4%	Domestic Common Stocks
	4.9%	Basic Materials
	15.0%	Communications
	6.7%	Consumer, Cyclical
	14.3%	Consumer, Non-cyclical
	0.6%	Diversified
	3.2%	Energy
	2.6%	Financial
	1.0%	Healthcare
	10.1%	Industrial
	11.0%	Technology
¢	7.6%	Foreign Common Stocks
¢	1.6%	Preferred Stocks
¢	2.6%	Real Estate Investment Trusts
¢	0.2%	Rights
¢	0.6%	Warrants
¢	2.6%	Asset Backed Securities
¢	1.4%	Convertible Bonds
¢	1.5%	Corporate Bonds
¢	0.2%	Foreign Government Note/Bond
¢	1.7%	Mortgage Backed Securities
¢	1.5%	Municipal Bonds
¢	0.6%	Term Loan
¢	2.1%	Purchased Options
¢	4.5%	Investments Purchased with Proceeds
		from Securities Lending
	98.1%	Total Market Value of Investments
¢	1.9%	Other Assets in Excess of Liabilities, Net
	100.0%	Total Net Assets

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Performance Update

Quaker Global Tactical Allocation Fund (QTRAX, QTRCX, QTRIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Global Tactical Allocation Fund (the “Fund) seeks to provide long-term growth of capital. The Fund invests in the common stocks of U.S. companies and American Depository Receipts (“ADRs”) of foreign companies without regard to market capitalization. Under normal circumstances, the Fund will invest at least 40% of its total assets in common stocks and ADRs of foreign companies.

Average Annualized Total Return
	Expense	Inception							Commencement of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2013
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.83%	5/1/2008	26.59%	33.92%	12.18%	13.47%	N/A	N/A	-1.08%	-0.09%
Class C	3.58%	5/1/2008	32.91%	32.91%	12.62%	12.62%	N/A	N/A	-0.85%	-0.85%
Institutional Class	2.58%	7/23/2008	34.32%	34.32%	13.68%	13.68%	N/A	N/A	2.42%	2.42%
MSCI World Index*			26.68%	26.68%	15.02%	15.02%	N/A	N/A	3.89%	3.89%

*	The benchmark since inception returns are calculated since commencement of May 1, 2008 through December 31, 2013.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Morgan Stanley Capital International World Index (“MSCI World Index”) measures developed–market equity performance throughout the world. The MSCI World Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER: DG Capital Management, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2013 $7,862,282

Top Ten Holdings ** (% of net assets)

(unaudited)

Biogen Idec, Inc.	3.9%
Gilead Sciences, Inc.	3.4%
Amgen, Inc.	2.8%
Koninklijke Philips NV - ADR	2.6%
Allied World Assurance Co. Holdings AG	2.5%
Adidas AG - ADR	2.5%
Morgan Stanley	2.5%
Google, Inc. Class A	2.5%
ACE Ltd.	2.4%
Arch Capital Group Ltd.	2.4%
% Fund Total	27.5%
**	Excludes Short-Term Investments

Country Allocation (% of net assets)

(unaudited)

¢	96.8%	Common Stocks
	1.4%	Belgium
	2.4%	Bermuda
	1.2%	Cayman Islands
	0.9%	Curacao
	2.1%	France
	4.8%	Germany
	1.7%	Ireland
	2.4%	Japan
	0.5%	Mexico
	3.7%	Netherlands
	10.2%	Switzerland
	8.0%	United Kingdom
	57.5%	United States
¢	28.6%	Investments Purchased with Proceeds from Securities Lending
	125.4%	Total Market Value of Investments
¢	(25.4)%	Liabilities in Excess of Other Assets, Net
	100.0%	Total Net Assets

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Performance Update

Quaker Mid-Cap Value Fund (QMCVX, QMCCX, QMVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Mid-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell Midcap® Value Index (“Russell Index”).

Average Annualized Total Return
	Expense	Inception							Commencement of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2013
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.19%	12/31/1997	23.80%	30.99%	17.87%	19.21%	6.42%	7.02%	7.18%	7.55%

Class C	2.94%	7/31/2000	30.01%	30.01%	18.34%	18.34%	6.23%	6.23%	7.99%	7.99%

Institutional Class	1.94%	11/21/2000	31.34%	31.34%	19.52%	19.52%	7.30%	7.30%	9.31%	9.31%

Russell Mid-Cap Value Index*			33.46%	33.46%	21.16%	21.16%	10.25%	10.25%	9.45%	9.45%

*	The benchmark since inception returns are calculated since commencement of December 31, 1997 through December 31, 2013.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell Midcap® Value Index is a widely recognized, unmanaged index of companies included in the Russell 1000 Index with current market capitalizations between $888.21 million and $26.16 billion. The Russell Midcap® Value Index assumes reinvestment of all dividends.

SUB-ADVISER: Kennedy Capital Management, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2013 $9,500,321

Top Ten Holdings ** (% of net assets)

(unaudited)

Protective Life Corp.	2.5%
Parker Hannifin Corp.	2.5%
Southwest Airlines Co.	2.5%
Axiall Corp.	2.3%
Foot Locker, Inc.	2.3%
Hospira, Inc.	2.3%
Steel Dynamics, Inc.	2.2%
Harman International Industries, Inc.	2.2%
AGCO Corp.	2.2%
Zimmer Holdings, Inc.	2.2%
% Fund Total	23.2%
**	Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

¢	84.6%	Domestic Common Stocks
	5.8%	Basic Materials
	3.1%	Communications
	14.9%	Consumer, Cyclical
	8.3%	Consumer, Non-cyclical
	6.7%	Energy
	12.6%	Financial
	16.4%	Industrial
	9.6%	Technology
	7.2%	Utilities
¢	5.0%	Foreign Common Stocks
¢	8.5%	Real Estate Investment Trusts
¢	41.7%	Investments Purchased with Proceeds
from Securities Lending
	139.8%	Total Market Value of Investments
¢	(39.8)%	Liabilities in Excess of Other Assets, Net
	100.0%	Total Net Assets

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Performance Update

Quaker Small-Cap Growth Tactical Allocation Fund (QGASX, QGCSX, QGISX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Growth Tactical Allocation Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund invests at least 80% of its total assets in common stocks, American Depository Receipts (“ADRs”) and foreign securities traded on U.S. stock exchanges with market capitalizations within the range of companies included in the Russell 2000® Growth Index (the “Russell 2000 Index”).

Average Annualized Total Return
	Expense	Inception							Commencement of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2013
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.50%	9/30/2008	9.52%	15.90%	5.13%	6.33%	N/A	N/A	3.72%	4.84%

Class C	3.25%	9/30/2008	15.08%	15.08%	5.51%	5.51%	N/A	N/A	4.05%	4.05%

Institutional Class	2.25%	9/30/2008	16.26%	16.26%	6.63%	6.63%	N/A	N/A	5.12%	5.12%

Russell 2000 Growth Index*			43.30%	43.30%	22.58%	22.58%	N/A	N/A	14.19%	14.19%

*	The benchmark since inception returns are calculated since commencement of September 30, 2008 through December 31, 2013.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Growth Index in an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes the Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER: Century Management, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2013 $2,490,030

Top Ten Holdings ** (% of net assets)

(unaudited)

Harris Teeter Supermarkets, Inc.	6.3%
ProShares UltraPro Short Russell 2000	4.9%
Direxion Daily Small Cap Bear 3X Shares	4.9%
Seabridge Gold, Inc.	4.7%
Given Imaging Ltd.	4.3%
Maxwell Technologies, Inc.	3.8%
Layne Christensen Co.	3.7%
MoSys, Inc.	3.1%
Advanced Energy Industries, Inc.	2.7%
Aspen Insurance Holdings Ltd.	2.7%
% Fund Total	41.1%
**	Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

¢	59.9%	Domestic Common Stocks
	3.0%	Basic Materials
	6.3%	Communications
	3.0%	Consumer, Cyclical
	15.4%	Consumer, Non-cyclical
	4.3%	Energy
	2.3%	Financial
	14.6%	Industrial
	11.0%	Technology
¢	16.3%	Foreign Common Stocks
¢	9.8%	Exchange Traded Funds
¢	26.5%	Investments Purchased with Proceeds from Securities Lending
	112.5%	Total Market Value of Investments
¢	(12.5)%	Liabilities in Excess of Other Assets, Net
	100.0%	Total Net Assets

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Performance Update

Quaker Small-Cap Value Fund (QUSVX, QSVCX, QSVIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Small-Cap Value Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered as incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500™ Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.

Average Annualized Total Return
	Expense	Inception							Commencement of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2013
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	1.93%	11/25/1996	30.09%	37.66%	17.27%	18.61%	8.15%	8.76%	10.37%	10.73%

Class C	2.68%	7/28/2000	36.60%	36.60%	17.70%	17.70%	7.95%	7.95%	9.57%	9.57%

Institutional Class	1.68%	9/12/2000	37.99%	37.99%	18.89%	18.89%	9.03%	9.03%	9.83%	9.83%

Russell 2000® Index*			38.82%	38.82%	20.08%	20.08%	9.07%	9.07%	8.66%	8.66%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2013.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000 Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.

SUB-ADVISER: Aronson Johnson Ortiz, L.P.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2013 $37,887,531

Top Ten Holdings ** (% of net assets)

(unaudited)

United Therapeutics Corp.	1.4%
Huntington Ingalls Industries, Inc.	1.3%
Nu Skin Enterprises, Inc.	1.3%
Assurant, Inc.	1.3%
Lear Corp.	1.3%
Huntington Bancshares, Inc.	1.3%
Exelis, Inc.	1.3%
Domtar Corp.	1.2%
VAALCO Energy, Inc.	1.2%
Dupont Fabros Technology, Inc.	1.2%
% Fund Total	12.8%
**	Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

¢	84.2%	Domestic Common Stocks
	4.2%	Basic Materials
	4.7%	Communications
	13.8%	Consumer, Cyclical
	18.4%	Consumer, Non-cyclical
	5.6%	Energy
	12.8%	Financial
	17.3%	Industrial
	4.3%	Technology
	3.1%	Utilities
¢	10.8%	Foreign Common Stocks
¢	4.4%	Real Estate Investment Trusts
¢	21.2%	Investments Purchased with Proceeds from Securities Lending
	120.6%	Total Market Value of Investments
¢	(20.6)%	Liabilities in Excess of Other Assets, Net
	100.0%	Total Net Assets

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Performance Update

Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)

OBJECTIVES AND PRINCIPAL STRATEGIES

The Quaker Strategic Growth Fund (the “Fund”) seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.

Average Annualized Total Return
									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/2013
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge
Class A	2.24%	11/25/1996	30.95%	38.57%	11.91%	13.18%	5.90%	6.50%	11.58%	11.95%

Class C	2.99%	7/11/2000	37.52%	37.52%	12.32%	12.32%	5.70%	5.70%	3.88%	3.88%

Institutional Class	1.99%	7/20/2000	38.86%	38.86%	13.41%	13.41%	6.75%	6.75%	4.80%	4.80%

S&P 500® Total Return Index*			32.39%	32.39%	17.94%	17.94%	7.41%	7.41%	7.30%	7.30%

*	The benchmark since inception returns are calculated since commencement of November 25, 1996 through December 31, 2013.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.

Class A shares of the Fund have a maximum sales charge of 5.50%.

The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.

The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.

The S&P 500® Total Return Index is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.

SUB-ADVISER: DG Capital Management, Inc.

TOTAL NET ASSETS: AS OF DECEMBER 31, 2013 $173,257,224

Top Ten Holdings ** (% of net assets)

(unaudited)

Biogen Idec, Inc.	4.5%
Gilead Sciences, Inc.	3.5%
Amgen, Inc.	3.0%
Google, Inc. Class A	2.6%
Morgan Stanley	2.5%
ACE Ltd.	2.3%
Allied World Assurance Co. Holdings AG	2.2%
Novartis AG - ADR	2.2%
CBS Corp.	2.1%
Twenty-First Century Fox, Inc. Class A	2.1%
% Fund Total	27.0%
**	Excludes Short-Term Investments

Sectors (% of net assets) (unaudited)

¢	74.7%	Domestic Common Stocks
	1.5%	Basic Materials
	16.8%	Communications
	11.7%	Consumer, Cyclical
	26.9%	Consumer, Non-cyclical
	2.0%	Energy
	9.1%	Financial
	2.0%	Industrial
	4.7%	Technology
¢	20.5%	Foreign Common Stocks
¢	7.0%	Investments Purchased with Proceeds from Securities Lending
	102.2%	Total Market Value of Investments
¢	(2.2)%	Liabilities in Excess of Other Assets, Net
	100.0%	Total Net Assets

8  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Expense Information (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs,including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2013 through December 31, 2013.

ACTUAL EXPENSES

The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  9

Expense Information (unaudited)

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 7/01/13	Ratio For the Period	Value 12/31/2013	During the Period*
Akros Absolute Return
Actual return based on actual return of:
Class A	0.65%	$1,000.00	3.30%	$1,006.50	$16.69
Class C	0.13%	1,000.00	4.05%	1,001.30	20.43
Institutional Class	0.64%	1,000.00	3.05%	1,006.40	15.42
Hypothetical return based on assumed 5% return:
Class A		1,000.00	3.30%	1,008.57	16.71
Class C		1,000.00	4.05%	1,004.79	20.47
Institutional Class		1,000.00	3.05%	1,009.83	15.45
Event Arbitrage
Actual return based on actual return of:
Class A	6.23%	1,000.00	1.99%	1,062.30	10.34
Class C	5.88%	1,000.00	2.74%	1,058.80	14.22
Institutional Class	6.39%	1,000.00	1.74%	1,063.90	9.05
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Institutional Class		1,000.00	1.74%	1,016.43	8.84
Global Tactical Allocation
Actual return based on actual return of:
Class A	19.88%	1,000.00	2.37%	1,198.80	13.13
Class C	19.42%	1,000.00	3.12%	1,194.20	17.26
Institutional Class	20.02%	1,000.00	2.12%	1,200.20	11.76
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.37%	1,013.26	12.03
Class C		1,000.00	3.12%	1,009.48	15.80
Institutional Class		1,000.00	2.12%	1,014.52	10.76
Mid-Cap Value
Actual return based on actual return of:
Class A	13.95%	1,000.00	2.00%	1,139.50	10.79
Class C	13.48%	1,000.00	2.75%	1,134.80	14.80
Institutional Class	14.12%	1,000.00	1.75%	1,141.20	9.44
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.00%	1,015.12	10.16
Class C		1,000.00	2.75%	1,011.34	13.94
Institutional Class		1,000.00	1.75%	1,016.38	8.89
Small-Cap Growth Tactical Allocation
Actual return based on actual return of:
Class A	7.92%	1,000.00	2.55%	1,079.20	13.36
Class C	7.59%	1,000.00	3.30%	1,075.90	17.27
Institutional Class	8.13%	1,000.00	2.30%	1,081.30	12.07
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.55%	1,012.35	12.93
Class C		1,000.00	3.30%	1,008.57	16.71
Institutional Class		1,000.00	2.30%	1,013.61	11.67
Small-Cap Value
Actual return based on actual return of:
Class A	18.87%	1,000.00	1.81%	1,188.70	9.99
Class C	18.37%	1,000.00	2.56%	1,183.70	14.09
Institutional Class	18.94%	1,000.00	1.56%	1,189.40	8.61
Hypothetical return based on assumed 5% return:
Class A		1,000.00	1.81%	1,016.08	9.20
Class C		1,000.00	2.56%	1,012.30	12.98
Institutional Class		1,000.00	1.56%	1,017.34	7.93
Strategic Growth
Actual return based on actual return of:
Class A	19.63%	1,000.00	2.18%	1,196.30	12.07
Class C	19.20%	1,000.00	2.93%	1,192.00	16.19
Institutional Class	19.76%	1,000.00	1.93%	1,197.60	10.69
Hypothetical return based on assumed 5% return:
Class A		1,000.00	2.18%	1,014.22	11.07
Class C		1,000.00	2.93%	1,010.44	14.85
Institutional Class		1,000.00	1.93%	1,015.48	9.80
*	Expenses are equal to the Funds’ annualized six-month expense ratios (including reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

10  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Akros Absolute Return Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 3.2%

Basic Materials — 0.7%
Mining — 0.7%
Newmont Mining Corp.	1,000	$23,030
Total Basic Materials (Cost $43,107)		23,030

Consumer, Non-cyclical — 2.3%
Beverages — 0.4%
Pulse Beverage Corp. (a)(b)	30,000	12,300

Commercial Services — 0.8%
Professional Diversity Network, Inc. (a)(b)	6,000	27,660

Pharmaceuticals — 1.1%
Interleukin Genetics, Inc. (a)	40,000	14,000
Synta Pharmaceuticals Corp. (a)	4,000	20,960
		34,960
Total Consumer, Non-cyclical (Cost $118,027)		74,920

Industrial — 0.2%
Miscellaneous Manufacturing — 0.2%
LiqTech International, Inc. (a)	4,000	9,000
Total Industrial (Cost $9,764)		9,000
Total Domestic Common Stocks (Cost $170,898)		106,950

Foreign Common Stocks — 4.9%

Bermuda — 0.2%
Semiconductors — 0.2%
Marvell Technology Group Ltd.	500	7,190
Total Bermuda (Cost $6,778)		7,190

Canada — 4.3%
Mining — 4.3%
Agnico Eagle Mines, Ltd.	2,000	52,760
Barrick Gold Corp.	3,000	52,890
Yamana Gold, Inc.	4,000	34,480
		140,130
Total Canada (Cost $167,109)		140,130

Israel — 0.4%
Pharmaceuticals — 0.4%
Alcobra Ltd. (a)	689	12,395
Total Israel (Cost $11,894)		12,395
Total Foreign Common Stocks (Cost $185,781)		159,715

Domestic Private Placements — 0.6%

Technology — 0.6%
Alien Technology (a)^*	64	253
Alient Technology Series A (a)^*	4,627	18,277
Total Technology (Cost $123,610)		18,530
Total Domestic Private Placements (Cost $123,610)		18,530

Warrants — 0.5%

Synergy Pharmaceuticals, Inc., Expiration: November, 2016 (a)	8,565	18,415
Total Warrants (Cost $21,635)		18,415
	Par Value	Fair Value
Short-Term Investments — 22.8%

U.S. Treasury Bills — 22.8%
U.S. Treasury Bills, 0.12%, 02/06/2014 —®	$748,000	$747,910
Total Short-Term Investments (Cost $747,910)		747,910

	Number of Shares

Investments Purchased with Proceeds from Securities Lending — 1.1%

Money Market Funds — 1.1%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.17% (c)(d)	35,800	35,800
Total Investments Purchased with Proceeds from Securities Lending (Cost $35,800)		35,800
Total Investments
(Cost $1,285,634) — 33.1%		1,087,320
Other Assets in Excess of Liabilities, Net 66.9%		2,196,046
Total Net Assets — 100.0%		$3,283,366

Schedule of Securities Sold Short (e)
Common Stocks

Canadian Pacific Railway Ltd.	500	75,660
Chipotle Mexican Grill, Inc.	100	53,278
Cincinnati Financial Corp.	2,150	112,596
Sherwin-Williams Co.	1,000	183,500
Toro Co.	1,400	89,040
Total Common Stocks		514,074

Exchange-Traded Funds

iShares Dow Jones U.S. Healthcare Providers Index Fund	2,000	186,500
SPDR S&P Homebuilders	1,900	63,270
SPDR S&P Retail	3,000	264,300
Total Exchange-Traded Funds		514,070
Total Securities Sold Short (Proceeds $607,040)		$1,028,144
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $18,530, representing 0.6% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $18,530, representing 0.6% of net assets.
—	Level 2 securities.
®	Yield to maturity.

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  11

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 69.4%

Basic Materials — 4.9%
Chemicals — 1.7%
Ashland, Inc.	15,500	$1,504,120

Forest Products & Paper — 3.2%
International Paper Co.	6,100	299,083
KapStone Paper and Packaging Corp. (a)	4,900	273,714
Wausau Paper Corp. (b)	187,100	2,372,428
		2,945,225
Total Basic Materials (Cost $4,115,429)		4,449,345

Communications — 15.0%
Internet — 2.7%
30DC, Inc. (a) —	50,000	5,500
Equinix, Inc. (a)	1,700	301,665
FTD Cos., Inc. (a)	47,500	1,547,550
Unwired Planet, Inc. (a)(b)	431,372	595,293
		2,450,008

Media — 5.6%
News Corp. Class A (a)	87,200	1,571,344
Time Warner Cable, Inc.	6,500	880,750
Tribune Co. Class A (a)(b)	12,500	967,500
Twenty-First Century Fox, Inc.	47,664	1,649,175
		5,068,769

Telecommunications — 6.7%
Comverse, Inc. (a)(b)	34,700	1,346,360
Fairpoint Communications, Inc. (a)	183,500	2,075,385
Telephone & Data Systems, Inc.	51,100	1,317,358
tw telecom Inc. (a)	44,900	1,368,103
		6,107,206
Total Communications (Cost $12,434,751)		13,625,983

Consumer, Cyclical — 6.7%
Lodging — 0.0%
Trump Entertainment Resorts, Inc. (a)^*	8,949	0
Trump Entertainment Resorts, Inc. (a)^*	135	409
		409

Retail — 6.7%
Abercrombie & Fitch Co.	51,000	1,678,410
CST Brands, Inc.	27,300	1,002,456
Darden Restaurants, Inc.	26,300	1,429,931
Regis Corp.	106,000	1,538,060
The Wet Seal, Inc. (a)(b)	164,500	449,085
		6,097,942
Total Consumer, Cyclical (Cost $6,148,939)		6,098,351

Consumer, Non-cyclical — 14.3%
Biotechnology — 0.0%
Maxygen, Inc. (a)(b)^	68,000	2,040

Commercial Services — 3.1%
Science Applications International Corp.	105	3,472
Sotheby’s	25,500	1,356,600
The Western Union Co.	83,200	1,435,200
		2,795,272

Cosmetics & Personal Care — 0.5%
Physicians Formula Holdings, Inc. (a)^*	95,600	468,440
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Food — 4.1%
Harris Teeter Supermarkets, Inc.	20,000	$987,000
Mondelez International, Inc.	37,300	1,316,690
WhiteWave Foods Co. Class A (a)	62,500	1,433,750
		3,737,440

Healthcare-Products — 4.9%
Hologic, Inc. (a)	62,300	1,392,405
Life Technologies Corp. (a)	11,700	886,860
Solta Medical, Inc. (a)	248,000	731,600
Synovis Life Technologies, Inc. (a)^*	43,000	30,410
Volcano Corp. (a)(b)	65,300	1,426,805
		4,468,080

Pharmaceuticals — 1.7%
INYX, Inc. (a)	167,850	151
Savient Pharmaceuticals, Inc. (a)^+	1,000	697,500
ViroPharma Inc (a)	16,000	797,600
		1,495,251

Schools — 0.0%
Bridgepoint Education, Inc. (a)	57	1,010
Total Consumer, Non-cyclical (Cost $12,347,843)		12,967,533

Diversified — 0.6%
Holding Companies-Diversified — 0.6%
Levy Acquisition Corp. (a)	52,800	528,528
Stoneleigh Partners Acquisition Corp. (a)^*	400	0
		528,528
Total Diversified (Cost $527,088)		528,528

Energy — 3.2%
Oil & Gas — 3.2%
Devon Energy Corp.	25,000	1,546,750
QEP Resources, Inc.	44,500	1,363,925
		2,910,675
Total Energy (Cost $2,979,528)		2,910,675

Financial — 2.6%
Insurance — 1.9%
Ambac Financial Group, Inc. (a)	69,700	1,711,832

Savings & Loans — 0.7%
Fox Chase Bancorp, Inc.	37,635	654,096
Total Financial (Cost $2,190,543)		2,365,928

Healthcare — 1.0%
Healthcare-Services — 1.0%
Diagnostic Services Holdings, Inc. (a)^	10,221	870,232
Total Healthcare (Cost $735,000)		870,232

Industrial — 10.1%
Aerospace & Defense — 1.5%
API Technologies Corp. (a)(b)	398,070	1,357,419

Electronics — 1.7%
Agilent Technologies, Inc	26,600	1,521,254

Environmental Control — 3.3%
Calgon Carbon Corp. (a)	148,000	3,044,360

Metal Fabricate/Hardware — 1.6%
Timken Co.	26,500	1,459,355

The accompanying notes are an integral part of the financial statements.

12  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Miscellaneous Manufacturing — 1.6%
LSB Industries, Inc. (a)	35,000	$1,435,700

Packaging & Containers — 0.4%
Rock Tenn Co.	3,800	399,038
Total Industrial (Cost $8,768,911)		9,217,126

Technology — 11.0%
Computers — 4.7%
Computer Horizons Corp. ^	65,000	0
EMC Corp. (b)	48,000	1,207,200
NetApp, Inc.	33,800	1,390,532
Riverbed Technology, Inc. (a)	93,000	1,681,440
		4,279,172

Semiconductors — 3.3%
DSP Group, Inc. (a)	92,685	899,971
Emulex Corp. (a)	50,000	358,000
Integrated Device Technology, Inc. (a)	45,000	458,550
Tessera Technologies, Inc. (b)	67,100	1,322,541
		3,039,062

Software — 3.0%
Contra Softbrands, Inc. (a)^*	5,000	0
Network-1 Technologies, Inc. (a)	235,000	371,300
Nuance Communications, Inc. (a)	70,100	1,065,520
Seachange International, Inc. (a)	105,005	1,276,861
		2,713,681
Total Technology (Cost $9,505,622)		10,031,915
Total Domestic Common Stocks
(Cost $59,753,654)		63,065,616

Foreign Common Stocks — 7.6%

Bermuda — 1.0%
Real Estate — 1.0%
Brookfield Property Partners LP (b)	47,000	937,180
Total Bermuda (Cost $989,431)		937,180

Canada — 1.4%
Mining — 0.0%
Sacre-Coeur Minerals Ltd. (a)	109,444	7,212

Oil & Gas — 1.1%
Talisman Energy, Inc.	84,500	984,425

Pharmaceuticals — 0.1%
Knight Therapeutics (a)^	50,000	103,554

Real Estate — 0.2%
Brookfield Office Properties, Inc.	11,000	211,750
Total Canada (Cost $1,365,958)		1,306,941

Ireland — 0.6%
Electronics — 0.6%
Allegion PLC (a)	11,700	517,023
Total Ireland (Cost $500,856)		517,023

United Kingdom — 4.6%
Media — 1.3%
Liberty Global PLC Class A (a)	3,091	275,068
Liberty Global PLC Class C (a)	10,448	880,975
		1,156,043
	Number of Shares	Fair Value
Foreign Common Stocks (Continued)

Oil & Gas — 1.6%
Noble Corp PLC	37,949	$1,421,949

Telecommunications — 1.7%
Vodafone Group PLC — ADR	40,000	1,572,400
Total United Kingdom (Cost $3,406,990)		4,150,392
Total Foreign Common Stocks
(Cost $6,263,235)		6,911,536

Preferred Stocks — 1.6%

Diagnostic Services Holdings, Inc. (a)^	613	613,000
Federal Home Loan Mortgage Corp. (a)	4,500	62,550
Federal Home Loan Mortgage Corp. (a)	9,500	128,440
Federal Home Loan Mortgage Corp. (a)	10,000	132,100
Federal Home Loan Mortgage Corp. (a)^	1,000	13,700
GeoMet, Inc., 9.60%(a)	3	26
MBIA Insurance Corp. (a)^#	10	490,000
		1,439,816
Total Preferred Stocks
(Cost $1,354,368)		1,439,816

Real Estate Investment Trusts — 2.6%

American Homes 4 Rent — Preferred (a)^	10,000	250,000
Brookfield DTLA Fund Office Trust Investor, Inc. — Preferred (a)	30,000	794,100
CommonWealth	56,600	1,319,346
		2,363,446
Total Real Estate Investment Trusts
(Cost $2,384,498)		2,363,446

Rights — 0.2%

Petrocorp, Inc. Escrow (a)^*	200	0
Sanofi (a)	650,000	221,000
		221,000
Total Rights
(Cost $215,670)		221,000

Warrants — 0.6%

Barclays Bank PLC, Expiration: December, 2014 (a)—	37,853	541,298
Total Warrants
(Cost $430,010)		541,298

	Par
	Value
Asset Backed Securities — 2.6%

United States — 2.6%
AFC Home Equity Loan Trust Class 1A, Series 2000-2, 0.95%, 06/25/2030 ▲—	$14,051	12,672
Citigroup Mortgage Loan Trust, Inc. Class M3, Series 2005-OPT1, 0.86%, 02/25/2035 ▲—	302,614	269,904
Countrywide Asset-Backed Certificates Class 2M2, Series 2007-11, 0.48%, 06/25/2047 ▲—	816,728	635
Countrywide Asset-Backed Certificates Class A1, Series 2006-SD4, 0.50%, 12/25/2036 # ▲—	111,536	63,138

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  13

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2013 (unaudited)

	Par Value	Fair Value
Asset Backed Securities — (Continued)

United States (Continued)
Countrywide Asset-Backed Certificates
Class A6, Series 2006-S6, 5.66%, 03/25/2034 ▲—	$76,091	$95,159
Countrywide Asset-Backed Certificates
Class M1, Series 2006-23, 0.41%, 05/25/2037 ▲—	1,800,000	15,514
Countrywide Asset-Backed Certificates
Class M1, Series 2006-BC4, 0.45%, 11/25/2036 ▲—	3,500,000	279,765
Countrywide Asset-Backed Certificates
Class M2, Series 2006-BC4, 0.48%, 11/25/2036 ▲—	1,075,365	28,604
Countrywide Home Equity Loan Trust
Class 2A, Series 2005-A, 0.41%, 04/15/2035 ▲—	38,412	31,411
Countrywide Home Equity Loan Trust
Class 2A, Series 2006-G, 0.32%, 10/15/2036 ▲—	145,779	108,896
Long Beach Mortgage Loan Trust
Class 2M1, Series 2002-1, 1.29%, 05/25/2032 ▲—	764,825	721,715
Structured Asset Investment Loan Trust
Class M1, Series 2003-BC9, 1.21%, 08/25/2033 ▲—	494,760	456,600
Structured Asset Securities Corp.
Class M6, Series 2005-WF2, 0.82%, 05/25/2035 ▲—	406,076	228,488
		2,312,501
Total United States (Cost $2,678,394)		2,312,501
Total Asset Backed Securities
(Cost $2,678,394)		2,312,501

Convertible Bonds — 1.4%

Finland — 0.4%
Talvivaara Mining Co. PLC 4.00%, 12/16/2015 —+	3,000,000	371,440
		371,440
Total Finland (Cost $681,219)		371,440

United States — 1.0%
Frontline Bermuda Ltd. 4.50%, 04/14/2015 —	1,100,000	814,000
U.S. Concrete, Inc. 9.50%, 08/31/2015 ^#	100,000	100,000
		914,000
Total United States (Cost $812,060)		914,000
Total Convertible Bonds
(Cost $1,493,279)		1,285,440

Corporate Bonds — 1.5%

Basic Materials — 0.0%
Forest Products & Paper — 0.0%
NewPage Corp. 0.00%, 05/01/2012 ^*+	300,000	0
Total Basic Materials (Cost $198,770)		0

Consumer, Cyclical — 0.8%
Auto Parts & Equipment — 0.8%
Exide Technologies 8.63%, 02/01/2018 (b)+—	1,000,000	715,000
Total Consumer, Cyclical (Cost $583,750)		715,000

Energy — 0.2%
Oil, Gas & Coal — 0.2%
OGX Petroleo e Gas Participacoes SA 8.50%, 06/01/2018 +—	2,500,000	200,000
Total Energy (Cost $625,625)		200,000
	Par Value	Fair Value
Corporate Bonds (Continued)

Financial — 0.5%
Diversified Financial Services — 0.2%
Lehman Brothers Holdings, Inc. 4.55%, 07/08/2014 +—	$110,000	$23,100
Lehman Brothers Holdings, Inc. 5.32%, 02/17/2015 +—	130,000	26,325
Lehman Brothers Holdings, Inc. 7.00%, 01/28/2020 +—	100,000	20,250
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020 +—	100,000	20,250
Lehman Brothers Holdings, Inc. 8.25%, 09/23/2020 +—	100,000	18,780
Lehman Brothers Holdings, Inc. 8.75%, 02/14/2023 +—	200,000	40,500
		149,205

Insurance — 0.3%
Ambac Assurance Corp. 5.10%, 06/07/2020 (b)#—	300,000	271,500

Venture Capital — 0.0%
Infinity Capital Group 7.00%, 12/31/2049 ^*+	25,000	0
Total Financial (Cost $431,747)		420,705

Utilities — 0.0%
Electric — 0.0%
Mirant Corp. 2.50%, 06/15/2021 ^*+	20,000	0
Total Utilities (Cost $0)		0
Total Corporate Bonds
(Cost $1,839,892)		1,335,705

Foreign Government Bond — 0.2%

Germany — 0.2%
GSW Immobilien AG
2.00%, 11/20/2019—	100,000	145,231
		145,231
Total Germany (Cost $149,004)		145,231
Total Foreign Government Bond
(Cost $149,004)		145,231

Mortgage Backed Securities — 1.7%

United States — 1.7%
Countrywide Alternative Loan Trust
Class 2A2A, Series 2006-OC5, 0.33%, 06/25/2046 ▲—	88,329	70,454
GSR Mortgage Loan Trust
Class B2, Series 2005-5F, 5.77%, 06/25/2035 ▲—	628,584	394,955
LB-UBS Commercial Mortgage Trust
Class C, Series 2006-C3, 5.70%, 03/15/2039 ▲—	750,000	615,900
Wachovia Commercial Mortgage Securities Inc Pass-Thru Certificates
Class E, Series 2003-C9, 5.29%, 12/15/2035 ▲—	500,000	498,726
		1,580,035
Total United States (Cost $1,646,335)		1,580,035
Total Mortgage Backed Securities
(Cost $1,646,335)		1,580,035

Municipal Bonds — 1.5%

United States — 1.5%
City of Detroit MI Sewage Disposal System Revenue, Second Lien, Series A,
4.50%, 07/01/2035 —	355,000	293,780
City of Detroit MI Water Supply System Revenue, Second Lien, Series B,
5.00%, 07/01/2034 —	50,000	44,636
City of Detroit MI Water Supply System Revenue, Second Lien, Series C,
4.50%, 07/01/2029 —	205,000	189,453

The accompanying notes are an integral part of the financial statements.

14  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2013 (unaudited)

	Par Value	Fair Value
Municipal Bonds (Continued)

United States (Continued)
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
5.00%, 07/01/2034 —	$500,000	$450,195
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
4.50%, 07/01/2035 —	75,000	62,066
City of Detroit MI Water Supply System Revenue, Senior Lien, Series A,
5.00%, 07/01/2036 —	200,000	176,158
City of Detroit MI Water Supply System Revenue, Senior Lien, Series C,
5.00%, 07/01/2041 —	95,000	82,513
Puerto Rico Sales Tax Financing Corp., Series A
0.00%, 08/01/2054 —	1,300,000	76,934
		1,375,735
Total United States (Cost $1,482,074)		1,375,735
Total Municipal Bonds
(Cost $1,482,074)		1,375,735

Term Loan — 0.6%

United States — 0.6%
Diagnostic Services Holdings, Inc. 14.50%, 05/05/2016 ^	511,054	511,054
Total United States (Cost $511,054)		511,054
Total Term Loan
(Cost $511,054)		511,054

	Number of Contracts
Purchased Options — 2.1%

Call Options — 1.5%
Aeropostale, Inc., Expiration: April, 2014
Exercise Price: $11.00	2,000	104,000
American Tower Corp., Expiration: January, 2014
Exercise Price: $77.50	385	103,950
Merck & Co., Inc., Expiration: April, 2014
Exercise Price: $46.00 —	1,900	850,250
Time Warner Cable, Inc., Expiration: April, 2014
Exercise Price: $135.00	325	211,900
Time Warner Cable, Inc., Expiration: January, 2014
Exercise Price: $135.00	465	139,500
Total Call Options (Cost $979,153)		1,409,600
Put Options — 0.6%
Applied Materials, Inc., Expiration: April, 2014
Exercise Price: $23.00 —	600	327,000
Crosstex Energy, Inc., Expiration: January, 2014
Exercise Price: $40.00 —	142	55,025
iShares U.S. Energy ETF, Expiration: January, 2014
Exercise Price: $52.00 —	215	34,400
Liberty Global PLC, Expiration: January, 2014
Exercise Price: $85.00 —	129	4,515
Packaging Corp of America, Expiration: January, 2014
Exercise Price: $65.00 —	150	32,625
Twenty-First Century Fox, Inc., Expiration: April, 2014
Exercise Price: $33.00 —	461	42,643
Verizon Communications, Inc., Expiration: March, 2014
Exercise Price: $50.00	104	24,544
Total Put Options (Cost $848,305)		520,752
Total Purchased Options
(Cost $1,827,458)		1,930,352
	Number of Shares	Fair Value
Investments Purchased with Proceeds from Securities Lending — 4.5%

Money Market Funds — 4.5%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.17% (c)(d)	4,119,273	$4,119,273
Total Investments Purchased with Proceeds from Securities Lending
(Cost $4,119,273)		4,119,273
Total Investments
(Cost $86,148,198) — 98.1%		89,138,038
Other Assets in Excess of Liabilities, Net 1.9%		1,730,311
Total Net Assets — 100.0%		$90,868,349

Schedule of Securities Sold Short (e)

Common Stocks

Brookfield Office Properties, Inc.	18,700	359,975
Calgon Carbon Corp.	94,000	1,933,580
Fairpoint Communications, Inc.	160,000	1,809,600
VMware, Inc.	7,680	688,973
Wausau Paper Corp.	102,000	1,293,360
		6,085,488
Total Common Stocks
(Proceeds $5,630,318)		6,085,488
Real Estate Investment Trusts

General Growth Properties, Inc.	17,400	349,218
Total Real Estate Investment Trusts
(Proceeds $370,797)		349,218
Total Securities Sold Short (Proceeds $6,001,115)		6,434,706

	Number of Contracts
Written Options

Call Options — 3.00%
Abercrombie & Fitch Co., Expiration: February, 2014
Exercise Price: $27.00 —	510	323,850
Aeropostale, Inc., Expiration: April, 2014
Exercise Price: $14.00 —	2,000	20,000
Agilent Technologies, Inc., Expiration: February, 2014
Exercise Price: $52.50	266	148,960
American Tower Corp., Expiration: January, 2014
Exercise Price: $85.00	385	1,925
Ashland, Inc., Expiration: February, 2014
Exercise Price: $90.00 —	155	130,200
Calgon Carbon Corp., Expiration: February, 2014
Exercise Price: $20.00 —	500	50,000
Comverse, Inc., Expiration: January, 2014
Exercise Price: $28.25 ^	220	232,100
Comverse, Inc., Expiration: January, 2014
Exercise Price: $30.00 —	127	110,490
Crosstex Energy, Inc., Expiration: January, 2014
Exercise Price: $40.00 —	142	2,130
Darden Restaurants, Inc., Expiration: February, 2014
Exercise Price: $52.50	95	25,650
Hologic, Inc., Expiration: January, 2014
Exercise Price: $21.00 —	357	51,765
iShares U.S. Energy ETF, Expiration: January, 2014
Exercise Price: $52.00 —	215	1,612
Liberty Global PLC, Expiration: January, 2014
Exercise Price: $85.00	129	58,050

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  15

Schedule of Investments

Quaker Event Arbitrage Fund

December 31, 2013 (unaudited)

	Number of Contracts	Fair Value
Written Options (Continued)

Call Options (Continued)
LSB Industries, Inc., Expiration: February, 2014
Exercise Price: $40.00 —	350	$97,125
Merck & Co., Inc., Expiration: April, 2014
Exercise Price: $50.00	1,900	302,100
Mondelez International, Inc., Expiration: January, 2014
Exercise Price: $33.00	115	27,255
NetApp, Inc., Expiration: February, 2014
Exercise Price: $36.00	75	40,125
Nuance Communications, Inc., Expiration: February, 2014
Exercise Price: $13.00 —	230	57,500
Packaging Corp. of America, Expiration: January, 2014
Exercise Price: $65.00	150	6,000
Riverbed Technology, Inc., Expiration: February, 2014
Exercise Price: $15.00 —	930	306,900
Seachange International, Inc., Expiration: February, 2014
Exercise Price: $12.10 ^	400	23,440
Tessera Technologies, Inc., Expiration: January, 2014
Exercise Price: $18.00 —	333	59,940
Tessera Technologies, Inc., Expiration: January, 2014
Exercise Price: $19.35 ^	338	26,026
Time Warner Cable, Inc., Expiration: April, 2014
Exercise Price: $145.00	325	63,375
Time Warner Cable, Inc., Expiration: January, 2014
Exercise Price: $110.00 —	56	139,160
Time Warner Cable, Inc., Expiration: January, 2014
Exercise Price: $145.00	465	20,925
Timken Co., Expiration: February, 2014
Exercise Price: $47.50 —	84	66,360
	Number of Contracts	Fair Value
Written Options (Continued)

Call Options (Continued)
tw telecom Inc., Expiration: February, 2014
Exercise Price: $30.00 —	90	$12,375
Twenty-First Century Fox, Inc., Expiration: April, 2014
Exercise Price: $33.00 —	461	135,995
Verizon Communications, Inc., Expiration: March, 2014
Exercise Price: $50.00	104	10,192
Volcano Corp., Expiration: January, 2014
Exercise Price: $20.00 —	553	113,365
Wausau Paper Corp., Expiration: February, 2014
Exercise Price: $12.50 —	400	20,000
Total Call Options		2,684,890
Total Written Options (Premiums Received $2,034,627)		2,684,890

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	Rate shown is the annualized seven-day yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $3,868,773, representing 4.3% of net assets and Level 3 securities.
*	Indicates an illiquid security. Total market value for illiquid securities is $499,259, representing 0.5% of net assets.
+	Defaulted security.
#	Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended.
▲	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
—	Level 2 securities.

The accompanying notes are an integral part of the financial statements.

16  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Global Tactical Allocation Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Common Stocks — 96.8%

Belgium — 1.4%
Anheuser-Busch InBev NV — ADR	1,065	$113,380
Total Belgium (Cost $86,043)		113,380

Bermuda — 2.4%
Arch Capital Group Ltd. (a)	3,110	185,636
Total Bermuda (Cost $122,263)		185,636

Cayman Islands — 1.2%
SINA Corp. (a)	1,100	92,675
Total Cayman Islands (Cost $94,099)		92,675

Curacao — 0.9%
Schlumberger Ltd.	830	74,791
Total Curacao (Cost $68,219)		74,791

France — 2.1%
Sanofi — ADR (b)	3,040	163,035
Total France (Cost $140,555)		163,035

Germany — 4.8%
Adidas AG — ADR	3,030	194,617
Bayerische Motoren Werke AG — ADR	4,590	180,983
		375,600
Total Germany (Cost $250,974)		375,600

Ireland — 1.7%
Alkermes PLC (a)(b)	3,395	138,041
Total Ireland (Cost $105,055)		138,041

Japan — 2.4%
Mitsubishi UFJ Financial Group, Inc. — ADR	14,500	96,860
Toyota Motor Corp. — ADR (b)	740	90,221
		187,081
Total Japan (Cost $187,359)		187,081

Mexico — 0.5%
Fomento Economico Mexicano SAB de CV — ADR	425	41,595
Total Mexico (Cost $38,045)		41,595

Netherlands — 3.7%
Koninklijke Philips NV — ADR	5,585	206,477
Unilever NV — ADR	2,120	85,288
		291,765
Total Netherlands (Cost $233,188)		291,765

Switzerland — 10.2%
ABB Ltd. — ADR (b)	3,440	91,366
ACE Ltd.	1,830	189,460
Allied World Assurance Co. Holdings AG (b)	1,770	199,674
Novartis AG — ADR	2,165	174,023
Roche Holdings, Ltd. — ADR	2,130	149,526
		804,049
Total Switzerland (Cost $622,753)		804,049

United Kingdom — 8.0%
Diageo PLC — ADR (b)	890	117,854
InterContinental Hotels Group PLC — ADR (b)	4,882	163,205
Prudential PLC — ADR	3,955	177,975
Rio Tinto PLC — ADR (b)	2,990	168,726
		627,760
Total United Kingdom (Cost $526,444)		627,760
	Number of Shares	Fair Value
Common Stocks (Continued)

United States — 57.5%
Abbott Laboratories	1,000	$38,330
AbbVie, Inc.	2,235	118,030
Amazon.com, Inc. (a)(b)	354	141,172
American Airlines Group, Inc. (a)(b)	506	12,770
Amgen, Inc.	1,930	220,329
AMR Corp. Escrow (a)^	7,600	90,668
Apple, Inc.	213	119,516
Best Buy Co., Inc. (b)	3,440	137,187
Biogen Idec, Inc. (a)	1,105	309,124
CBS Corp.	2,630	167,636
Celgene Corp. (a)	955	161,357
Citigroup, Inc.	2,265	118,029
Delta Air Lines, Inc. (a)	5,430	149,162
DigitalGlobe, Inc. (a)	1,380	56,787
eBay, Inc. (a)	955	52,420
Expedia, Inc.	1,520	105,883
Gilead Sciences, Inc. (a)	3,505	263,401
Google, Inc. Class A (a)	173	193,883
Kansas City Southern (b)	1,292	159,988
Las Vegas Sands Corp.	2,000	157,740
Mastercard, Inc. Class A	195	162,915
Mead Johnson Nutrition Co.	1,810	151,606
Micron Technology, Inc. (a)(b)	5,010	109,018
Mondelez International, Inc.	2,370	83,661
Monsanto Co.	1,030	120,047
Morgan Stanley	6,200	194,432
Red Hat, Inc. (a)	2,030	113,761
Regeneron Pharmaceuticals, Inc. (a)(b)	510	140,372
Time Warner, Inc.	1,670	116,432
Twenty-First Century Fox, Inc. Class A (b)	4,350	153,033
United Continental Holdings, Inc. (a)(b)	3,980	150,563
Vertex Pharmaceuticals, Inc. (a)	300	22,290
Viacom, Inc.	1,160	101,314
Visa, Inc. Class A (b)	570	126,928
		4,519,784
Total United States (Cost $3,537,963)		4,519,784
Total Common Stocks
(Cost $6,012,960)		7,615,192

Investments Purchased with Proceeds from Securities Lending — 28.6%

Money Market Funds — 28.6%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.17% (c)(d)	2,247,332	2,247,332
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,247,332)		2,247,332
Total Investments
(Cost $8,260,292) — 125.4%		9,862,524
Liabilities in Excess of Other Assets, Net (25.4)%		(2,000,242)
Total Net Assets — 100.0%		$7,862,282

Schedule of Securities Sold Short (e)

Exchange-Traded Funds

CurrencyShares Australian Dollar Trust	1,530	136,828
Total Exchange-Traded Funds		136,828
Total Securities Sold Short (Proceeds: $154,611)		136,828

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  17

Schedule of Investments

Quaker Global Tactical Allocation Fund

December 31, 2013 (unaudited)

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
(e)	Securities sold short are non-income producing.
^	Indicates a fair valued security. Total market value for fair valued securities is $90,668, representing 1.2% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

18  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Mid-Cap Value Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 84.6%

Basic Materials — 5.8%
Chemicals — 3.6%
Axiall Corp.	4,660	$221,070
FMC Corp. (b)	1,597	120,510
		341,580

Iron & Steel Production — 2.2%
Steel Dynamics, Inc. (b)	10,813	211,286
Total Basic Materials (Cost $350,891)		552,866

Communications — 3.1%
Internet — 1.5%
Symantec Corp.	6,110	144,074

Telecommunications — 1.6%
JDS Uniphase Corp. (a)(b)	11,352	147,349
Total Communications (Cost $276,065)		291,423

Consumer, Cyclical — 14.9%
Airlines — 2.5%
Southwest Airlines Co.	12,408	233,767

Auto Parts & Equipment — 2.0%
Dana Holding Corp. (a)(b)	9,526	186,900

Home Furnishings — 3.2%
Harman International Industries, Inc.	2,579	211,091
Whirlpool Corp. (b)	628	98,508
		309,599

Retail — 7.2%
Foot Locker, Inc.	5,325	220,668
JC Penney Co., Inc. (a)(b)	9,314	85,223
Kohl’s Corp. (b)	3,212	182,281
Nordstrom, Inc. (b)	3,154	194,917
		683,089
Total Consumer, Cyclical (Cost $1,140,641)		1,413,355

Consumer, Non-cyclical — 8.3%
Healthcare-Products — 4.5%
Hospira, Inc. (a)	5,211	215,110
Zimmer Holdings, Inc.	2,235	208,280
		423,390

Healthcare-Services — 1.8%
Community Health Systems, Inc. (a)(b)	4,345	170,628

Pharmaceuticals — 2.0%
Forest Laboratories, Inc. (a)	3,234	194,137
Total Consumer, Non-cyclical (Cost $556,754)		788,155

Energy — 6.7%
Oil & Gas — 6.7%
Atwood Oceanics, Inc. (a)	3,045	162,573
Denbury Resources, Inc. (a)	8,505	139,737
Helmerich & Payne, Inc.	2,296	193,048
Whiting Petroleum Corp. (a)	2,270	140,445
		635,803
Total Energy (Cost $466,147)		635,803

Financial — 12.6%
Banks — 5.8%
Huntington Bancshares, Inc. (b)	20,216	195,084
Keycorp	14,359	192,698

	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Banks (Continued)
Regions Financial Corp.	16,868	$166,825
		554,607

Insurance — 6.8%
Protective Life Corp.	4,718	239,014
Reinsurance Group of America, Inc., Class A	2,657	205,678
Torchmark Corp. (b)	2,523	197,173
		641,865
Total Financial (Cost $714,079)		1,196,472

Industrial — 16.4%
Electrical Components & Equipment — 2.0%
Energizer Holdings, Inc.	1,748	189,204

Electronics — 1.0%
Woodward, Inc.	2,140	97,605

Hand & Machine Tools — 3.2%
Regal-Beloit Corp.	2,027	149,430
Stanley Black & Decker, Inc.	1,955	157,749
		307,179

Machinery-Diversified — 4.1%
AGCO Corp. (b)	3,529	208,882
Roper Industries, Inc. (b)	1,337	185,415
		394,297

Miscellaneous Manufacturing — 6.1%
Dover Corp. (b)	2,071	199,934
Parker Hannifin Corp.	1,820	234,125
Trinity Industries, Inc.	2,597	141,588
		575,647
Total Industrial (Cost $1,280,704)		1,563,932

Technology — 9.6%
Computers — 3.9%
Cadence Design Systems, Inc. (a)(b)	14,174	198,719
NCR Corp. (a)	5,041	171,696
		370,415

Semiconductors — 5.7%
KLA-Tencor Corp.	2,642	170,303
Skyworks Solutions, Inc. (a)(b)	6,473	184,869
Teradyne, Inc. (a)(b)	10,915	192,322
		547,494
Total Technology (Cost $806,813)		917,909

Utilities — 7.2%
Electric — 2.8%
Westar Energy, Inc. (b)	4,363	140,358
Xcel Energy, Inc. (b)	4,558	127,351
		267,709

Gas — 4.4%
Centerpoint Energy, Inc.	6,205	143,832
Questar Corp.	7,937	182,472
UGI Corp.	2,108	87,398
		413,702
Total Utilities (Cost $516,486)		681,411
Total Domestic Common Stocks (Cost $6,108,580)		8,041,326

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  19

Schedule of Investments

Quaker Mid-Cap Value Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Foreign Common Stocks — 5.0%

Bermuda — 1.4%
Diversified Financial Services — 1.4%
Invesco Ltd.	3,711	$135,080
Total Bermuda (Cost $55,653)		135,080

Canada — 3.6%
Apparel — 1.6%
Gildan Activewear, Inc., Class A (b)	2,842	151,507

Oil & Gas — 2.0%
Ultra Petroleum Corp. (a)(b)	8,792	190,347
Total Canada (Cost $261,548)		341,854
Total Foreign Common Stocks (Cost $317,201)		476,934

Real Estate Investment Trusts — 8.5%

BioMed Realty Trust Inc. (b)	8,267	149,798
Camden Property Trust (b)	2,708	154,031
DDR Corp. (b)	10,020	154,007
Host Hotels & Resorts, Inc. (b)	9,332	181,414
Mid-America Apartment Communities, Inc.	2,735	166,124
		805,374
Total Real Estate Investment Trusts (Cost $766,465)		805,374

Investments Purchased with Proceeds from Securities Lending — 41.7%

Money Market Funds — 41.7%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.17% (c)(d)	3,956,427	3,956,427
Total Investments Purchased with Proceeds from Securities Lending (Cost $3,956,427)		3,956,427
Total Investments (Cost $11,148,673) — 139.8%		13,280,061
Liabilities in Excess of Other Assets, Net (39.8)%		(3,779,740)
Total Net Assets — 100.0%		$9,500,321
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.

20  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 59.9%

Basic Materials — 3.0%
Chemicals — 0.9%
Intrepid Potash, Inc. (a)(b)	1,300	$20,592

Mining — 2.1%
Comstock Mining, Inc. (a)(b)	30,000	52,500
Total Basic Materials (Cost $69,304)		73,092

Communications — 6.3%
Internet — 2.0%
Blucora, Inc. (a)	1,700	49,572

Telecommunications — 4.3%
Finisar Corp. (a)(b)	2,600	62,192
Inteliquent, Inc.	4,000	45,680
		107,872
Total Communications (Cost $154,191)		157,444

Consumer, Cyclical — 3.0%
Distribution & Wholesale — 1.8%
Core-Mark Holding Co., Inc.	600	45,558

Home Builders — 1.2%
UCP, Inc. (a)	2,000	29,280
Total Consumer, Cyclical (Cost $53,690)		74,838

Consumer, Non-cyclical — 15.4%
Beverages — 0.8%
Truett-Hurst, Inc. (a)	4,500	18,765

Commercial Services — 2.0%
Great Lakes Dredge & Dock Co.	5,500	50,600

Food — 6.3%
Harris Teeter Supermarkets, Inc.	3,200	157,920

Pharmaceuticals — 6.3%
BioSpecifics Technologies Corp. (a)	2,100	45,507
Enanta Pharmaceuticals, Inc. (a)	1,200	32,736
Insys Therapeutics, Inc. (a)	1,000	38,710
Lannett Co., Inc. (a)	1,200	39,720
		156,673
Total Consumer, Non-cyclical (Cost $381,267)		383,958

Energy — 4.3%
Oil & Gas — 4.3%
Matador Resources Co. (a)(b)	3,300	61,512
SEACOR Holdings, Inc. (a)(b)	500	45,600
		107,112
Total Energy (Cost $112,031)		107,112

Financial — 2.3%
Diversified Financial Services — 2.3%
Gain Capital Holdings, Inc.	7,700	57,827
Total Financial (Cost $87,371)		57,827

Industrial — 14.6%
Building Materials — 2.6%
Comfort Systems U.S.A., Inc.	3,400	65,926

Electrical Components & Equipment — 2.7%
Advanced Energy Industries, Inc. (a)	2,900	66,294

Electronics — 2.6%
Methode Electronics, Inc.	1,900	64,961
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Engineering & Construction — 3.7%
Layne Christensen Co. (a)(b)	5,325	$90,951

Machinery-Diversified — 2.3%
Manitex International, Inc. (a)	3,600	57,168

Miscellaneous Manufacturing — 0.7%
Synalloy Corp.	1,200	18,432
Total Industrial (Cost $359,524)		363,732

Technology — 11.0%
Computers — 3.8%
Maxwell Technologies, Inc. (a)	12,000	93,240

Semiconductors — 7.2%
Integrated Device Technology, Inc. (a)	6,000	61,140
Mattson Technology, Inc. (a)	15,000	41,100
MoSys, Inc. (a)(b)	14,000	77,280
		179,520
Total Technology (Cost $225,601)		272,760
Total Domestic Common Stocks (Cost $1,442,979)		1,490,763

Foreign Common Stocks — 16.3%

Bermuda — 2.7%
Insurance — 2.7%
Aspen Insurance Holdings Ltd. (b)	1,600	66,096
Total Bermuda (Cost $61,520)		66,096

Canada — 4.7%
Mining — 4.7%
Seabridge Gold, Inc. (a)(b)	16,000	116,800
Total Canada (Cost $144,564)		116,800

Israel — 8.9%
Electronics — 2.5%
Orbotech Ltd. (a)	4,700	63,544

Healthcare-Products — 4.3%
Given Imaging Ltd. (a)(b)	3,550	106,784

Telecommunications — 2.1%
AudioCodes Ltd. (a)	7,300	52,049
Total Israel (Cost $205,830)		222,377
Total Foreign Common Stocks (Cost $411,914)		405,273

Exchange-Traded Funds — 9.8%

Direxion Daily Small Cap Bear 3X Shares (b)	7,200	122,184
ProShares UltraPro Short Russell 2000 (b)	11,400	122,550
Total Exchange-Traded Funds (Cost $297,431)		244,734

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  21

Schedule of Investments

Quaker Small-Cap Growth Tactical Allocation Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Investments Purchased with Proceeds from Securities Lending — 26.5%

Money Market Funds — 26.5%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.17% (c)(d)	660,476	$660,476
Total Investments Purchased with Proceeds from Securities Lending (Cost $660,476)		660,476
Total Investments (Cost $2,812,800) — 112.5%		2,801,246
Liabilities in Excess of Other Assets, Net (12.5)%		(311,216)
Total Net Assets — 100.0%		$2,490,030
(a)	Non-income producing security.
(b)	All or a portion of the security is out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.

22  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks — 84.2%

Basic Materials — 4.2%
Chemicals — 1.1%
Ferro Corp. (a)	32,700	$419,541

Forest Products & Paper — 2.6%
Domtar Corp.	5,000	471,700
P.H. Glatfelter Co.	2,800	77,392
Resolute Forest Products, Inc. (a)	27,500	440,550
		989,642

Iron/Steel — 0.5%
Cliffs Natural Resources, Inc. (b)	7,600	199,196
Total Basic Materials (Cost $1,285,640)		1,608,379

Communications — 4.7%
Internet — 2.2%
Blue Nile, Inc. (a)	6,300	296,667
Constant Contact, Inc. (a)	5,300	164,671
FTD Cos., Inc. (a)	7,640	248,911
Stamps.com, Inc. (a)	1,600	67,360
United Online, Inc.	5,457	75,089
		852,698

Telecommunications — 2.5%
ADTRAN, Inc.	8,900	240,389
Inteliquent, Inc.	30,300	346,026
LogMeIn, Inc. (a)(b)	6,900	231,495
Telenav, Inc. (a)	18,800	123,892
		941,802
Total Communications (Cost $1,468,151)		1,794,500

Consumer, Cyclical — 13.8%
Airlines — 0.9%
JetBlue Airways Corp. (a)(b)	39,000	333,450

Auto Manufacturers — 0.7%
Oshkosh Corp.	5,200	261,976

Auto Parts & Equipment — 3.1%
The Goodyear Tire & Rubber Co. (a)	11,200	267,120
Lear Corp. (b)	5,900	477,723
Tower International, Inc. (a)	20,400	436,560
		1,181,403

Distribution & Wholesale — 3.0%
Arrow Electronics, Inc. (a)	8,400	455,700
Core-Mark Holding Co., Inc.	1,200	91,116
Ingram Micro, Inc. (a)	18,900	443,394
Owens & Minor, Inc. (b)	3,900	142,584
		1,132,794

Leisure Time — 0.8%
Arctic Cat, Inc. (b)	5,100	290,598

Retail — 5.3%
ANN, Inc. (a)(b)	2,500	91,400
The Cato Corp. (b)	10,600	337,080
CEC Entertainment, Inc. (b)	2,900	128,412
Destination Maternity Corp.	5,300	158,364
GameStop Corp. (b)	4,400	216,744
Jack in the Box, Inc. (a)	2,600	130,052
Kirkland’s, Inc. (a)(b)	17,700	418,959
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Retail (Continued)
Nu Skin Enterprises, Inc.	3,600	$497,592
PetMed Express, Inc.	2,400	39,912
		2,018,515
Total Consumer, Cyclical (Cost $4,413,995)		5,218,736

Consumer, Non-cyclical — 18.4%
Agriculture — 1.1%
Andersons, Inc. (b)	4,900	436,933

Biotechnology — 5.0%
AMAG Pharmaceuticals, Inc. (a)(b)	4,700	114,069
Cubist Pharmaceuticals, Inc. (a)	5,800	399,446
Myriad Genetics, Inc. (a)(b)	18,300	383,934
PDL BioPharma, Inc. (b)	53,800	454,072
United Therapeutics Corp. (a)	4,700	531,476
		1,882,997

Commercial Services — 4.3%
The Brink’s Co.	6,300	215,082
Consolidated Graphics, Inc. (a)(b)	5,400	364,176
Global Cash Access Holdings, Inc. (a)	29,900	298,701
ITT Educational Services, Inc. (a)(b)	7,800	261,924
MoneyGram International, Inc. (a)	10,500	218,190
The Providence Services Corp. (a)	10,600	272,632
		1,630,705

Food — 1.0%
Cal-Maine Foods, Inc.	900	54,207
Nutrisystem, Inc.	19,700	323,868
		378,075

Healthcare-Products — 2.2%
Align Technology, Inc. (a)	6,700	382,905
Hill-Rom Holdings, Inc.	10,800	446,472
		829,377

Healthcare-Services — 1.3%
Addus HomeCare Corp. (a)(b)	7,300	163,885
LHC Group, Inc. (a)	4,600	110,584
Magellan Health Services, Inc. (a)	2,200	131,802
Wellcare Health Plans, Inc. (a)	1,300	91,546
		497,817

Household Products & Wares — 0.5%
Jarden Corp. (a)	2,800	171,780

Pharmaceuticals — 3.0%
Omega Protein Corp. (a)	13,000	159,770
Omnicare, Inc.	7,500	452,700
PharMerica Corp. (a)	7,200	154,800
Questcor Pharmaceuticals, Inc. (b)	6,200	337,590
Sciclone Pharmaceuticals, Inc. (a)(b)	5,100	25,704
		1,130,564
Total Consumer, Non-cyclical (Cost $6,023,649)		6,958,248

Energy — 5.6%
Energy-Alternate Sources — 0.7%
Renewable Energy Group, Inc. (a)	23,500	269,310

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  23

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Oil & Gas — 4.0%
Gran Tierra Energy, Inc. (a)(b)	55,400	$404,974
Parker Drilling Co. (a)(b)	23,000	186,990
SM Energy Co.	5,200	432,172
VAALCO Energy, Inc. (a)	67,800	467,142
		1,491,278

Oil & Gas Services — 0.9%
Oceaneering International, Inc.	2,900	228,752
RPC, Inc. (b)	6,400	114,240
		342,992
Total Energy (Cost $2,066,085)		2,103,580

Financial — 12.8%
Banks — 5.7%
Banner Corp. (b)	4,500	201,690
First Interstate BancSystem, Inc.	16,400	465,268
Huntington Bancshares, Inc.	49,500	477,675
Lakeland Financial Corp. (b)	4,400	171,600
United Community Banks, Inc. (a)	14,400	255,600
Wilshire Bancorp, Inc.	11,500	125,695
Wintrust Financial Corp. (b)	10,100	465,812
		2,163,340

Diversified Financial Services — 4.0%
Manning & Napier, Inc.	16,900	298,285
MarketAxess Holdings, Inc.	4,900	327,663
Waddell & Reed Financial, Inc.	7,000	455,840
World Acceptance Corp. (a)(b)	4,900	428,897
		1,510,685

Insurance — 2.8%
American Financial Group, Inc.	4,600	265,512
Assurant, Inc.	7,300	484,501
HCI Group, Inc. (b)	2,400	128,400
Unum Group	5,000	175,400
		1,053,813

Real Estate — 0.3%
CBRE Group, Inc. (a)	4,600	120,980
Total Financial (Cost $3,962,825)		4,848,818

Industrial — 17.3%
Aerospace & Defense — 3.6%
AAR Corp. (b)	15,600	436,956
Alliant Techsystems, Inc.	3,800	462,384
Exelis, Inc.	25,000	476,500
		1,375,840

Building Materials — 2.1%
Comfort Systems U.S.A., Inc.	23,300	451,787
Drew Industries, Inc.	1,800	92,160
Nortek, Inc. (a)	2,100	156,660
Patrick Industries, Inc. (a)	3,000	86,790
		787,397

Electrical Components & Equipment — 0.7%
Coleman Cable, Inc. (b)	9,200	241,224

Electronics — 1.9%
Avnet, Inc.	6,600	291,126
Benchmark Electronics, Inc. (a)	19,100	440,828
		731,954
	Number of Shares	Fair Value
Domestic Common Stocks (Continued)

Engineering & Construction — 2.9%
AECOM Technology Corp. (a)(b)	4,500	$132,435
Dycom Industries, Inc. (a)	16,000	444,640
Tutor Perini Corp. (a)	7,700	202,510
URS Corp.	6,000	317,940
		1,097,525

Miscellaneous Manufacturing — 3.0%
Park-Ohio Holdings Corp. (a)	4,800	251,520
Smith & Wesson Holding Corp. (a)(b)	34,600	466,754
Sturm, Ruger & Company, Inc. (b)	5,900	431,231
		1,149,505

Packaging & Containers — 1.8%
Packaging Corp. of America	6,900	436,632
Rock Tenn Co.	2,100	220,521
		657,153

Shipbuilding — 1.3%
Huntington Ingalls Industries, Inc.	5,600	504,056
Total Industrial (Cost $5,001,235)		6,544,654

Technology — 4.3%
Computers — 1.8%
Insight Enterprises, Inc. (a)	6,900	156,699
Lexmark International, Inc. (b)	2,200	78,144
Manhattan Associates, Inc. (a)	3,800	446,424
		681,267

Semiconductors — 1.9%
Cirrus Logic, Inc. (a)(b)	6,300	128,709
Intersil Corp.	11,900	136,493
QLogic Corp. (a)	38,400	454,272
		719,474

Software — 0.6%
Progress Software Corp. (a)(b)	9,300	240,219
Total Technology (Cost $1,433,541)		1,640,960

Utilities — 3.1%
Electric — 1.5%
CMS Energy Corp.	3,300	88,341
El Paso Electric Co.	10,200	358,122
Pinnacle West Capital Corp.	2,600	137,592
		584,055

Gas — 1.6%
Atmos Energy Corp.	5,800	263,436
New Jersey Resources Corp. (b)	1,800	83,232
Vectren Corp.	7,300	259,150
		605,818
Total Utilities (Cost $1,149,268)		1,189,873
Total Domestic Common Stocks (Cost $26,804,389)		31,907,748

The accompanying notes are an integral part of the financial statements.

24  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Small-Cap Value Fund

December 31, 2013 (unaudited)

	Number of Shares	Fair Value
Foreign Common Stocks — 10.8%

Bermuda — 5.5%
Computers — 0.9%
Xyratex Ltd.	26,700	$354,843

Insurance — 3.4%
Aspen Insurance Holdings Ltd.	11,100	458,541
Axis Capital Holdings Ltd.	5,900	280,663
Everest Re Group, Ltd.	2,900	452,023
Platinum Underwriters Holdings Ltd.	1,400	85,792
		1,277,019

Semiconductors — 1.2%
Marvell Technology Group Ltd.	30,500	438,590
Total Bermuda (Cost $1,694,870)		2,070,452

Canada — 1.0%
Electronics — 1.0%
Celestica, Inc. (a)	37,300	387,920
Total Canada (Cost $366,087)		387,920

Cayman Islands — 1.6%
Insurance — 1.2%
Greenlight Capital Re Ltd. (a)	13,200	444,972

Pharmaceuticals — 0.4%
Herbalife Ltd. (b)	2,100	165,270
Total Cayman Islands (Cost $537,664)		610,242

Guernsey — 1.1%
Telecommunications — 1.1%
Amdocs Ltd.	10,100	416,524
Total Guernsey (Cost $297,999)		416,524

Netherlands — 1.1%
Diversified Financial Services — 1.1%
AerCap Holdings N.V. (a)	10,700	410,345
Total Netherlands (Cost $178,538)		410,345

Switzerland — 0.5%
Insurance — 0.5%
Allied World Assurance Co. Holdings AG (b)	1,900	214,339
Total Switzerland (Cost $151,391)		214,339
Total Foreign Common Stocks (Cost $3,226,549)		4,109,822

Real Estate Investment Trusts — 4.4%

Ashford Hospitality Prime, Inc.	2,800	50,960
Ashford Hospitality Trust, Inc.	14,000	115,920
CubeSmart (b)	19,700	314,018
DiamondRock Hospitality Co. (b)	6,600	76,230
Dupont Fabros Technology, Inc. (b)	18,900	467,019
RLJ Lodging Trust	18,400	447,488
Sunstone Hotel Investors, Inc.	15,000	201,000
		1,672,635
Total Real Estate Investment Trusts (Cost $1,749,311)		1,672,635

	Number of Shares	Fair Value
Investments Purchased with Proceeds from Securities Lending — 21.2%

Money Market Funds — 21.2%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.17% (c)(d)	8,020,202	$8,020,202
Total Investments Purchased with Proceeds from Securities Lending (Cost $8,020,202)		8,020,202
Total Investments (Cost $39,800,451) — 120.6%		45,710,407
Liabilities in Excess of Other Assets, Net (20.6)%		(7,822,876)
Total Net Assets — 100.0%		$37,887,531
(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  25

Schedule of Investments

Quaker Strategic Growth Fund

December 31, 2013 (unaudited)

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 74.7%

Basic Materials — 1.5%
Chemicals — 1.5%
Monsanto Co.	23,005	$2,681,233
Total Basic Materials (Cost $2,290,071)		2,681,233

Communications — 16.8%
Internet — 9.0%
Amazon.com, Inc. (a)	8,820	3,517,328
eBay, Inc. (a)	39,190	2,151,139
Expedia, Inc.	44,210	3,079,669
Google, Inc. Class A (a)	4,065	4,555,686
Groupon, Inc. (a)	110,885	1,305,116
Yahoo! Inc (a)	25,490	1,030,816
		15,639,754

Media — 7.1%
CBS Corp.	57,855	3,687,678
Time Warner, Inc.	38,295	2,669,927
Twenty-First Century Fox, Inc. Class A (b)	102,350	3,600,673
Viacom, Inc.	26,680	2,330,231
		12,288,509

Telecommunications — 0.7%
DigitalGlobe, Inc. (a)	30,290	1,246,434
Total Communications (Cost $23,157,608)		29,174,697

Consumer, Cyclical — 11.7%
Airlines — 5.5%
American Airlines Group, Inc. (a)	14,057	354,929
AMR Corp. Escrow (a)^	211,235	2,520,034
Delta Air Lines, Inc. (a)	120,980	3,323,321
United Continental Holdings, Inc. (a)(b)	87,365	3,305,018
		9,503,302

Auto Parts & Equipment — 1.0%
TRW Automotive Holdings Corp. (a)	22,450	1,670,055

Lodging — 2.0%
Las Vegas Sands Corp.	44,504	3,510,030

Retail — 3.2%
Best Buy Co., Inc.	75,350	3,004,958
Dunkin’ Brands Group, Inc.	51,825	2,497,965
		5,502,923
Total Consumer, Cyclical (Cost $14,280,889)		20,186,310

Consumer, Non-cyclical — 26.9%
Biotechnology — 16.1%
Amgen, Inc.	45,085	5,146,904
Biogen Idec, Inc. (a)	27,605	7,722,499
Celgene Corp. (a)	20,975	3,543,936
Gilead Sciences, Inc. (a)	81,625	6,134,119
Regeneron Pharmaceuticals, Inc. (a)(b)	12,798	3,522,521
Vertex Pharmaceuticals, Inc. (a)	25,200	1,872,360
		27,942,339

Commercial Services — 2.8%
Mastercard, Inc. Class A	4,285	3,579,946
Verisk Analytics, Inc. Class A (a)	19,360	1,272,339
		4,852,285
	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)

Food — 1.3%
Mondelez International, Inc.	62,540	$2,207,662

Healthcare-Services — 1.5%
Cigna Corp.	30,440	2,662,891

Pharmaceuticals — 5.2%
Abbott Laboratories	55,425	2,124,440
AbbVie, Inc.	64,825	3,423,408
Mead Johnson Nutrition Co.	40,350	3,379,716
		8,927,564
Total Consumer, Non-cyclical (Cost $36,282,316)		46,592,741

Energy — 2.0%
Oil & Gas — 2.0%
Anadarko Petroleum Corp.	21,785	1,727,986
Marathon Oil Corp.	48,665	1,717,875
		3,445,861
Total Energy (Cost $3,365,158)		3,445,861

Financial — 9.1%
Banks — 4.5%
Citigroup, Inc.	66,305	3,455,154
Morgan Stanley	136,180	4,270,605
		7,725,759

Diversified Financial Services — 3.1%
The Charles Schwab Corp. (b)	101,515	2,639,390
Visa, Inc. Class A (b)	12,440	2,770,139
		5,409,529

Insurance — 1.5%
Marsh & McLennan Cos., Inc.	53,383	2,581,602
Total Financial (Cost $13,405,261)		15,716,890

Industrial — 2.0%
Transportation — 2.0%
Kansas City Southern	28,359	3,511,695
Total Industrial (Cost $3,273,225)		3,511,695

Technology — 4.7%
Computers — 1.5%
Apple, Inc.	4,575	2,567,078

Semiconductors — 1.7%
Micron Technology, Inc. (a)	134,365	2,923,782

Software — 1.5%
Red Hat, Inc. (a)	46,225	2,590,449
Total Technology (Cost $7,167,416)		8,081,309
Total Domestic Common Stocks (Cost $103,221,944)		129,390,736

The accompanying notes are an integral part of the financial statements.

26  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Schedule of Investments

Quaker Strategic Growth Fund

December 31, 2013 (unaudited)

	Number	Fair
	of Shares	Value
Foreign Common Stocks — 20.5%

Belgium — 1.5%
Beverages — 1.5%
Anheuser-Busch InBev NV - ADR	24,745	$2,634,353
Total Belgium (Cost $2,112,982)		2,634,353

Bermuda — 2.0%
Insurance — 2.0%
Arch Capital Group Ltd. (a)	57,980	3,460,826
Total Bermuda (Cost $2,274,893)		3,460,826

Cayman Islands — 1.3%
Internet — 1.3%
SINA Corp. (a)	27,180	2,289,915
Total Cayman Islands (Cost $2,127,656)		2,289,915

Curacao — 2.0%
Oil & Gas Services — 2.0%
Schlumberger Ltd.	38,715	3,488,609
Total Curacao (Cost $3,316,107)		3,488,609

France — 2.1%
Pharmaceuticals — 2.1%
Sanofi - ADR	66,350	3,558,350
Total France (Cost $3,217,998)		3,558,350

Germany — 1.4%
Apparel — 1.4%
Adidas AG - ADR	36,490	2,343,753
Total Germany (Cost $1,409,752)		2,343,753

Switzerland — 8.7%
Insurance — 4.5%
ACE Ltd.	38,460	3,981,764
Allied World Assurance Co. Holdings AG	34,410	3,881,792
		7,863,556

Pharmaceuticals — 4.2%
Novartis AG — ADR	48,125	3,868,287
Roche Holdings, Ltd. — ADR	48,700	3,418,740
		7,287,027
Total Switzerland (Cost $12,308,244)		15,150,583

United Kingdom — 1.5%
Beverages — 1.5%
Diageo PLC — ADR	20,005	2,649,062
Total United Kingdom (Cost $2,267,233)		2,649,062
Total Foreign Common Stocks (Cost $29,034,865)		35,575,451
	Number	Fair
	of Shares	Value
Investments Purchased with Proceeds from Securities Lending — 7.0%

Money Market Funds — 7.0%
Mount Vernon Securities Lending Trust Prime Portfolio, 0.17% (c)(d)	12,050,096	$12,050,096
Total Investments Purchased with Proceeds from Securities Lending (Cost $12,050,096)		12,050,096
Total Investments (Cost $144,306,905) — 102.2.%		177,016,283
Liabilities in Excess of Other Assets, Net (2.2)%		(3,759,059)
Total Net Assets — 100.0%		$173,257,224

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of the security out on loan.
(c)	The rate shown is the annualized seven-day effective yield at period end.
(d)	Represents investments of collateral received from securities lending transactions.
^	Indicates a fair valued security. Total market value for fair valued securities is $2,520,034, representing 1.5% of net assets and Level 3 securities.

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  27

Statements of Assets and Liabilities

December 31, 2013 (unaudited)

	Quaker Akros		Quaker	Quaker	Quaker Small-Cap	Quaker	Quaker
	Absolute Return	Quaker Event	Global Tactical	Mid-Cap	Growth Tactical	Small-Cap	Strategic
	Fund	Arbitrage Fund	Allocation Fund	Value Fund	Allocation Fund	Value Fund	Growth Fund
ASSETS:
Investments, at value (Note 10)	$1,087,320	$89,138,038	$9,862,524	$13,280,061	$2,801,246	$45,710,407	$177,016,283
Cash	639,488	17,210,337	34,077	142,003	406,185	99,114	9,323,766
Foreign currency, at value	—	2,035,994	—	—	—	—	—
Cash held at brokers	2,673,150	10,065,071	414,803	—	—	—	—
Receivables:
Dividends and interest	221	98,469	5,645	15,499	480	39,432	112,266
Capital shares sold	—	974,284	—	230	—	7,266	433,674
Investment securities sold	45,695	91,678	—	73,154	—	128,819	364,029
Prepaid expenses and other assets	3,263	68,653	7,444	9,018	2,031	33,158	97,527
Total Assets	4,449,137	119,682,524	10,324,493	13,519,965	3,209,942	46,018,196	187,347,545

LIABILITIES:
Call options written, at value	$—	$2,684,890	$—	$—	$—	$—	$—
Securities sold short, at value	1,028,144	6,434,706	136,828	—	—	—	—
Payables:
Due to advisor (Note 3)	3,615	91,219	8,241	8,381	2,185	31,598	188,653
Capital shares redeemed	66,469	44,098	41,030	38,807	50	36,757	582,323
Upon return of securities loaned	35,800	4,119,273	2,247,332	3,956,427	660,476	8,020,202	12,050,096
Investment securities purchased	3,306	15,361,136	—	—	40,098	5,858	1,006,615
Dividends on securities sold short	1,348	2,436	—	—	—	—	—
Distributions	—	49	—	—	—	17	—
Distribution fees	486	14,132	2,863	2,919	1,034	3,290	39,920
Trustee expenses	527	5,048	766	723	576	2,998	15,084
Chief compliance officer fees	484	1,542	535	235	891	1,677	11,116
Accrued expenses	25,592	55,646	24,616	12,152	14,602	28,268	196,514
Total liabilities	1,165,771	28,814,175	2,462,211	4,019,644	719,912	8,130,665	14,090,321
Net Assets	$3,283,366	$90,868,349	$7,862,282	$9,500,321	$2,490,030	$37,887,531	$173,257,224

NET ASSETS CONSIST OF:
Paid-in capital	$4,614,358	$86,300,298	$18,560,568	$14,714,552	$3,304,020	$33,637,817	$548,832,997
Accumulated net investment income (loss)	(50,719)	2,984,052	(102,645)	(60,415)	(35,791)	(15,269)	(1,695,334)
Accumulated net realized loss on investments	(660,855)	(304,279)	(12,215,656)	(7,285,204)	(766,645)	(1,644,973)	(406,589,817)
Net unrealized appreciation (depreciation) on investments:
Securities	(198,314)	2,989,840	1,602,232	2,131,388	(11,554)	5,909,956	32,709,378
Securities sold short	(421,104)	(433,591)	17,783	—	—	—	—
Written option contracts	—	(650,264)	—	—	—	—	—
Foreign currency transactions	—	(17,707)	—	—	—	—	—
Total net assets	$3,283,366	$90,868,349	$7,862,282	$9,500,321	$2,490,030	$37,887,531	$173,257,224
Total investments, at cost	$1,285,634	$86,148,198	$8,260,292	$11,148,673	$2,812,800	$39,800,451	$144,306,905
Total foreign currency, at cost	$—	$2,055,414	$—	$—	$—	$—	$—
Proceeds from securities sold short	607,040	6,001,115	154,611	—	—	—	—
Premiums on options	—	2,034,627	—	—	—	—	—
Class A shares:
Net Assets	$1,749,936	$42,762,936	$4,429,395	$6,402,443	$1,102,530	$8,713,946	$92,175,767
Shares of beneficial interest outstanding(1)	225,036	3,159,841	445,268	295,798	106,475	377,096	3,990,157
Net asset value per share and redemption price per share	$7.78	$13.53	$9.95	$21.64	$10.35	$23.11	$23.10
Offering price per share (100/94.50 x net asset value per share)	$8.23	$14.32	$10.53	$22.90	$10.95	$24.46	$24.44
Class C shares:
Net Assets	$71,586	$6,397,322	$2,288,638	$1,887,095	$932,820	$1,724,313	$24,438,302
Shares of beneficial interest outstanding(1)	9,446	483,184	240,107	98,320	94,014	88,337	1,192,819
Net asset value per share and redemption price per share	$7.58	$13.24	$9.53	$19.19	$9.92	$19.52	$20.49
Institutional Class shares:
Net Assets	$1,461,844	$41,708,091	$1,144,249	$1,210,783	$454,680	$27,449,272	$56,643,155
Shares of beneficial interest outstanding(1)	186,401	3,068,954	100,453	53,501	43,262	1,141,218	2,366,123
Net asset value per share and redemption price per share	$7.84	$13.59	$11.39	$22.63	$10.51	$24.05	$23.94

(1)	Unlimited number of shares of beneficial interest with a 0.01 par value authorized.

The accompanying notes are an integral part of the financial statements.

28  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Statements of Operations

For the Six-Month Period Ended December 31, 2013 (unaudited)

	Quaker Akros		Quaker	Quaker	Quaker Small-Cap	Quaker	Quaker
	Absolute Return	Quaker Event	Global Tactical	Mid-Cap	Growth Tactical	Small-Cap	Strategic
	Fund	Arbitrage Fund	Allocation Fund	Value Fund	Allocation Fund	Value Fund	Growth Fund
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes)	$3,923	$210,343	$36,927	$72,053	$8,676	$294,545	$719,084
Interest	559	1,748,826	5	77	102	92	1,500
Securities Lending Income	7,167	15,489	1,181	1,611	9,781	30,036	15,351
Total Income	11,649	1,974,658	38,113	73,741	18,559	324,673	735,935
EXPENSES:
Investment advisory fees (Note 3)	24,213	503,398	46,008	49,358	15,422	178,927	1,091,661
Funds administration and accounting fees	31,474	50,180	5,637	7,097	3,088	25,010	104,348
Transfer agent fees	2,004	78,465	9,088	11,473	4,117	20,917	206,060
Custody fees	2,765	3,842	4,228	1,743	23	9,550	8,844
Trustee fees and meeting expenses	784	11,363	1,292	1,464	633	5,809	29,041
Legal fees	380	7,110	605	786	347	2,923	14,060
Audit fees	—	11,086	1,027	1,439	—	5,342	25,104
Distribution fee — Class A	2,747	48,613	5,285	7,963	1,732	10,443	114,785
Distribution fee — Class C	508	30,626	11,172	9,377	5,146	8,587	120,183
Insurance	1,258	20,215	1,806	2,993	1,487	10,036	42,680
Officers’ compensation fees	1,267	20,734	2,235	2,602	1,069	10,494	52,830
Registration and filing expenses	33,006	4,514	575	617	348	2,451	14,203
Printing expenses	941	13,802	1,338	1,783	671	6,657	31,980
Dividends and Interest on securities sold short	5,947	2,436	1,596	—	—	—	—
Other operating expenses	10,285	1,032	2,529	803	8,336	898	1,203
Total expenses	117,579	807,416	94,421	99,498	42,419	298,044	1,856,982
Less:
Investment advisory fees waived & reimbursed (Note 3)	(55,211)	(55,027)	—	—	—	—	—
Net expenses	62,368	752,389	94,421	99,498	42,419	298,044	1,856,982
Net investment income (loss)	(50,719)	1,222,269	(56,308)	(25,757)	(23,860)	26,629	(1,121,047)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments:
Securities	(149,519)	1,094,426	425,826	832,818	(53,218)	3,539,106	17,020,639
Securities sold short	(145,779)	(137,551)	6,386	—	—	—	—
Written options	11,552	264,694	—	—	—	—	—
Foreign currency transactions	1	8,224	—	—	—	—	—
Forwards	—	(14,974)	—	—	—	—	—
Futures	(5,931)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments:
Securities	405,891	3,205,651	939,308	395,486	327,486	2,555,921	13,762,168
Securities sold short	(33,708)	(428,107)	(4,242)	—	—	—	—
Written options	(1,305)	(535,569)	—	—	—	—	—
Foreign currency transactions	—	(13,501)	—	—	—	—	—
Forwards	—	420	—	—	—	—	—
Futures	—	—	—	—	—	—	—
Net realized and unrealized gain on investments	81,202	3,443,713	1,367,278	1,228,304	274,268	6,095,027	30,782,807
Net increase in net assets resulting from operations	$30,483	$4,665,982	$1,310,970	$1,202,547	$250,408	$6,121,656	$29,661,760
(Foreign withholding taxes on dividends)/tax reclaims	$(338)	$(2,157)	$(546)	$(106)	$(38)	$—	$(6,761)

The accompanying notes are an integral part of the financial statements.

2 0 1 3   S E M I - A N N U A L   R E P O R T  │  29

Statements of Changes in Net Assets

For the Six-Month Period Ended December 31, 2013 (unaudited)

	Quaker Akros Absolute Return Fund	Quaker Event Arbitrage Fund	Quaker Global Tactical Allocation Fund	Quaker Mid-Cap Value Fund	Quaker Small-Cap Growth Tactical Allocation Fund	Quaker Small-Cap Value Fund	Quaker Strategic Growth Fund
INCREASE (DECREASE) IN NET ASSETS

Operations:
Net investment income (loss)	$(50,719)	$1,222,269	$(56,308)	$(25,757)	$(23,860)	$26,629	$(1,121,047)
Net realized gain (loss) on investment transactions:
Securities	(149,519)	1,094,426	425,826	832,818	(53,218)	3,539,106	17,020,639
Securities sold short	(145,779)	(137,551)	6,386	—	—	—	—
Written options	11,552	264,694	—	—	—	—	—
Foreign currency	1	8,224	—	—	—	—	—
Forwards	—	(14,974)	—	—	—	—	—
Futures	(5,931)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investment transactions:
Securities	405,891	3,205,651	939,308	395,486	327,486	2,555,921	13,762,168
Securities sold short	(33,708)	(428,107)	(4,242)	—	—	—	—
Written options	(1,305)	(535,569)	—	—	—	—	—
Foreign currency	—	(13,501)	—	—	—	—	—
Forwards	—	420	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	30,483	4,665,982	1,310,970	1,202,547	250,408	6,121,656	29,661,760
Distributions to shareholders from:
Net investment income — Class A	—	(27,673)	—	—	—	(21,954)	—
Net investment income — Institutional Class	—	(65,885)	—	—	—	(95,111)	—
Net realized capital gain — Class A	—	(216,479)	—	—	—	—	—
Net realized capital gain — Class C	—	(33,170)	—	—	—	—	—
Net realized capital gain — Institutional Class	—	(207,848)	—	—	—	—	—
Total distributions	—	(551,055)	—	—	—	(117,065)	—
Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	(949,340)	20,638,622	(54,375)	(606,538)	(1,204,263)	(862,319)	(14,194,229)
Total increase (decrease) in net assets	(918,857)	24,753,549	1,256,595	596,009	(953,855)	5,142,272	15,467,531

NET ASSETS
Beginning of period	4,202,223	66,114,800	6,605,687	8,904,312	3,443,885	32,745,259	157,789,693
End of period	$3,283,366	$90,868,349	$7,862,282	$9,500,321	$2,490,030	$37,887,531	$173,257,224
Undistributed (Accumulated) net investment income (loss), at end of period	$(50,719)	$2,984,052	$(102,645)	$(60,415)	$(35,791)	$(15,269)	$(1,695,334)

For the Fiscal Year Ended June 30, 2013
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(70,474)	$1,719,627	$(119,641)	$(76,923)	$(67,900)	$194,525	$(1,511,147)
Net realized gain (loss) on investment transactions:
Securities	(293,537)	(4,811,477)	1,133,487	1,127,978	851,143	4,025,085	22,222,065
Securities sold short	(26,885)	(915,912)	(79,072)	—	—	—	—
Written options	63,051	6,102,873	1,230	—	—	—	21,331
Foreign currency	(2)	64,001	—	—	—	—	—
Forwards	—	91,691	—	—	—	—	—
Futures	(66,028)	—	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investment transactions:
Securities	292,884	2,252,194	284,065	439,560	(456,408)	2,301,123	8,287,981
Securities sold short	(247,360)	(54,987)	36,139	—	—	—	—
Written options	(4,918)	326,361	107	—	—	—	1,704
Foreign currency	—	(7,798)	—	—	—	—	—
Forwards	—	(23,831)	—	—	—	—	—
Futures	27,354	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from operations	(325,915)	4,742,742	1,256,315	1,490,615	326,835	6,520,733	29,021,934
Distributions to shareholders from:
Net investment income — Class A	—	(39,234)	—	—	—	(8,724)	—
Net investment income — Institutional Class	—	(61,271)	—	—	—	(77,784)	—
Net realized capital gain — Class A	(32,569)	(351,265)	—	—	—	—	—
Net realized capital gain — Class C	(2,967)	(74,102)	—	—	—	—	—
Net realized capital gain — Institutional Class	(14,505)	(174,648)	—	—	—	—	—
Total distributions	(50,041)	(700,520)	—	—	—	(86,508)	—
Capital share transactions:
Increase (decrease) in net assets from fund share transactions (Note 8)	(2,169,002)	6,860,869	(4,414,061)	(1,001,539)	(3,187,848)	(3,927,430)	(50,399,652)
Total increase (decrease) in net assets	(2,544,958)	10,903,091	(3,157,746)	489,076	(2,861,013)	2,506,795	(21,377,718)

NET ASSETS
Beginning of period	6,747,181	55,211,709	9,763,433	8,415,236	6,304,898	30,238,464	179,167,411
End of period	$4,202,223	$66,114,800	$6,605,687	$8,904,312	$3,443,885	$32,745,259	$157,789,693
Undistributed (Accumulated) net investment income (loss), at end of period	$—	$1,855,341	$(46,337)	$(34,658)	$(11,931)	$75,167	$(574,287)

The accompanying notes are an integral part of the financial statements.

30  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Akros Absolute Return

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited) For the Six-Month Period from July 1, 2013 to December 31, 2013		Year Ended June 30, 2013	Year Ended June 30, 2012	For the Period September 1, 2010 to June 30, 2011		Year Ended August 31, 2010	Year Ended August 31, 2009
Net asset value, beginning of period	$7.73		$8.29	$8.84	$9.16		$9.84	$9.68
Income from investment operations:
Net investment loss(1)	(0.11)		(0.11)	(0.09)	(0.11)		(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	0.16		(0.37)	(0.46)	0.08		(0.06)	0.51
Total from investment operations	0.05		(0.48)	(0.55)	(0.03)		(0.15)	0.45
Distributions to shareholders from:
Net investment income	—		—	—	—		—	(0.07)
Net realized capital gain	—		(0.08)	—	(0.25)		(0.53)	(0.22)
Return of Capital	—		—	—	(0.04)		—	—
Total distributions	—		(0.08)	—	(0.29)		(0.53)	(0.29)
Paid-in capital from redemption fees	—		—	—	—		0.00 ^	—
Net asset value, end of period	$7.78		$7.73	$8.29	$8.84		$9.16	$9.84
Total Return(2)	0.65	%*	(5.82)%	(6.22)%	(0.39	)%*	(1.45)%	(5.30)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,750		$2,445	$4,697	$9,809		$9,983	$4,064
Ratio of expenses to average net assets:
Expenses before reductions(3)	6.15	%**	4.45%	2.67%	3.27	%**	4.77%	7.52%
Expenses net of fee waivers, if any(3)	3.30	%**	1.99%	1.99%	2.00	%**	2.28%	2.03%
Expenses before reductions (excluding dividend and interest expense for securities sold short)(3)	5.84	%**	4.09%	2.56%	2.97	%**	4.48%	7.48%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)(3)	2.99	%**	1.63%	1.88%	1.69	%**	1.99%	1.99%
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	(5.55	)%**	(3.78)%	(1.71)%	(2.72	)%**	(4.12)%	(6.25)%
After waiver and expense reimbursement(3)	(2.70	)%**	(1.32)%	(1.03)%	(1.44	)%**	(1.63)%	(0.77)%
Portfolio turnover rate	156.40	%*	215.38%	103.42%	136.57	%*	373.76%	456.41%

	Class C
	(unaudited) For the Six-Month Period from July 1, 2013 to December 31, 2013		Year Ended June 30, 2013	Year Ended June 30, 2012	For the Period October 4, 2010 (commencement of operations) to June 30, 2011
Net asset value, beginning of period	$7.56		$8.18	$8.78	$9.25
Income from investment operations:
Net investment loss(1)	(0.13)		(0.16)	(0.16)	(0.12)
Net realized and unrealized gain (loss) on investments	0.15		(0.38)	(0.44)	(0.06)
Total from investment operations	0.02		(0.54)	(0.60)	(0.18)
Distributions to shareholders from:
Net investment income	—		—	—	—
Net realized capital gain	—		(0.08)	—	(0.25)
Return of Capital	—		—	—	(0.04)
Total distributions	—		(0.08)	—	(0.29)
Net asset value, end of period	$7.58		$7.56	$8.18	$8.78
Total Return(2)	0.13	%*	(6.64)%	(6.83)%	(2.02	)%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$72		$155	$381	$296
Ratio of expenses to average net assets:
Expenses before reductions(3)	6.90	%**	5.20%	3.42%	3.94	%**
Expenses net of fee waivers, if any(3)	4.05	%**	2.74%	2.74%	2.74	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)(3)	6.59	%**	4.84%	3.29%	3.84	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)(3)	3.74	%**	2.38%	2.61%	2.65	%**
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	(6.30	)%**	(4.53)%	(2.52)%	(3.05	)%**
After waiver and expense reimbursement(3)	(3.45	)%**	(2.07)%	(1.84)%	(1.86	)%**
Portfolio turnover rate	156.40	%*	215.38%	103.42%	136.57	%(4)*
(1)	The average shares outstanding method has been applied for per share information.
(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.
(4)	Portfolio turnover for this class is for the period September 1, 2010 to June 30, 2011.
^	Amount is less than $0.005 per share.
*	Not annualized.
**	Annualized.
***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Quaker Akros Absolute Return

(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited) For the Six-Month Period from July 1, 2013 to December 31, 2013		Year Ended June 30, 2013	Year Ended June 30, 2012	For the Period October 4, 2010 (commencement of operations) to June 30, 2011
Net asset value, beginning of period	$7.79		$8.33	$8.86	$9.25
Income from investment operations:
Net investment loss(1)	(0.10)		(0.09)	(0.06)	(0.07)
Net realized and unrealized loss on investments	0.15		(0.37)	(0.47)	(0.03)
Total from investment operations	0.05		(0.46)	(0.53)	(0.10)
Distributions to shareholders from:
Net investment income	—		—	—	—
Net realized capital gain	—		(0.08)	—	(0.25)
Return of Capital	—		—	—	(0.04)
Total distributions	—		(0.08)	—	(0.29)
Net asset value, end of period	$7.84		$7.79	$8.33	$8.86
Total Return(2)	0.64	%*	(5.56)%	(5.98)%	(1.14	)%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,462		$1,602	$1,670	$2,418
Ratio of expenses to average net assets:
Expenses before reductions(3)	5.90	%**	4.20%	2.42%	2.93	%**
Expenses net of fee waivers, if any(3)	3.05	%**	1.74%	1.74%	1.74	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)(3)	5.59	%**	3.84%	2.31%	2.62	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)(3)	2.74	%**	1.38%	1.63%	1.44	%**
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	(5.30	)%**	(3.53)%	(1.44)%	(2.17	)%**
After waiver and expense reimbursement(3)	(2.45	)%**	(1.07)%	(0.76)%	(0.99	)%**
Portfolio turnover rate	156.40	%*	215.38%	103.42%	136.57	%(4)*
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Portfolio turnover for this class is for the period September 1, 2010 to June 30, 2011.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

32  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Event Arbitrage

(For a Share Outstanding Throughout the Period)

			Class A
	(unaudited) For the Six-Month Period from July 1, 2013		Years Ended June 30,			For the Period January 1, 2010		Years Ended December 31,
	to December 31, 2013		2013	2012	2011	to June 30, 2010		2009	2008
Net asset value, beginning of period	$12.81		$11.93	$12.50	$12.54	$11.80		$9.23	$12.43
Income from investment operations:
Net investment income (loss)(1)	0.21		0.37	0.11	—	0.34		(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	0.59		0.65	(0.41)	0.06	0.40		2.62	(3.19)
Total from investment operations	0.80		1.02	(0.30)	0.06	0.74		2.57	(3.20)
Distributions to shareholders from:
Net investment income	(0.01)		(0.01)	—	(0.06)	—		—	—
Net realized capital gain	(0.07)		(0.13)	(0.27)	(0.04)	—		—	—
Total distributions	(0.08)		(0.14)	(0.27)	(0.10)	—		—	—
Net asset value, end of period	$13.53		$12.81	$11.93	$12.50	$12.54		$11.80	$9.23
Total Return(2)	6.23	%*	8.70%	(2.31)%	0.47%	6.27	%*	27.84%	(25.74)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$42,763		$35,232	$34,725	$25,413	$4,283		$2,918	$1,847
Ratio of expenses to average net assets:
Expense before reductions(3)	2.13	%**	2.37%	2.37%	2.30%	3.25	%**	3.86%	3.51%
Expense net of fee waivers, if any(3)	1.99	%**	1.99%	1.99%	1.99%	2.44	%**	1.91%	2.00%
Expense before reductions (excluding dividend and interest expense for securities sold short)(3)	2.13	%**	2.34%	2.35%	2.24%	2.56	%**	3.46%	3.02%
Expenses net of all reductions (excluding dividend and interest expenses for securities sold short)(3)	1.99	%**	1.96%	1.98%	1.93%	1.76	%**	1.50%	1.50%
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	2.97	%**	2.64%	0.55%	(0.28)%	5.59	**	(0.47)%	(0.13)%
After waiver and expense reimbursement(3)	3.11	%**	3.02%	0.92%	0.04%	5.59	**	(0.47)%	(0.13)%
Portfolio turnover rate	125.62	%*	186.15%	156.57%	98.65%	138.58	%*	226.00%	224.66%

	Class C
			Years Ended June 30,			For the Period
	(unaudited)					June 7, 2010
	For the Six-Month					(commencement
	Period from July 1, 2013					of operations) to
	to December 31, 2013		2013	2012	2011	June 30, 2010
Net asset value, beginning of period	$12.57		$11.78	$12.45	$12.55	$12.35
Income from investment operations:
Net investment income (loss)(1)	0.15		0.28	0.02	(0.07)	(0.21)
Net realized and unrealized gain (loss) on investments	0.59		0.64	(0.42)	0.04	0.41
Total from investment operations	0.74		0.92	(0.40)	(0.03)	0.20
Distributions to shareholders from:
Net investment income	—		—	—	(0.03)	—
Net realized capital gain	(0.07)		(0.13)	(0.27)	(0.04)	—
Total distributions	(0.07)		(0.13)	(0.27)	(0.07)	—
Net asset value, end of period	$13.24		$12.57	$11.78	$12.45	$12.55
Total Return(2)	5.88	%*	7.91%	(3.13)%	(0.24)%	1.62	%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$6,397		$5,954	$7,195	$4,369	$231
Ratio of expenses to average net assets:
Expense before reductions(3)	2.88	%**	3.12%	3.12%	3.08%	2.74	%**
Expense net of fee waivers, if any(3)	2.74	%**	2.74%	2.74%	2.74%	2.74	%**
Expense before reductions (excluding dividend and interest expense for securities sold short)(3)	2.88	%**	3.09%	3.10%	3.02%	2.52	%**
Expenses net of all reductions (excluding dividend and interest expenses for securities sold short)(3)	2.74	%**	2.71%	2.73%	2.68%	2.52	%**
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	2.22	%**	1.89%	(0.17)%	(0.91)%	(29.65	)**
After waiver and expense reimbursement(3)	2.36	%**	2.27%	0.21%	(0.57)%	(29.65	)**
Portfolio turnover rate	125.62	%*	186.15%	156.57%	98.65%	138.58	%(4)*
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  33

Financial Highlights

Quaker Event Arbitrage

(For a Share Outstanding Throughout the Period)

	Institutional Class
						For the Period
	(unaudited)					June 7, 2010
	For the Six-Month					(commencement
	Period from July 1, 2013		Years Ended June 30,			of operations) to
	to December 31, 2013		2013	2012	2011	June 30, 2010
Net asset value, beginning of period	$12.86		$11.97	$12.52	$12.54	$12.35
Income from investment operations:
Net investment income (loss)(1)	0.23		0.40	0.13	0.08	(0.03)
Net realized and unrealized gain (loss) on investments	0.59		0.67	(0.41)	0.02	0.22
Total from investment operations	0.82		1.07	(0.28)	0.10	0.19
Distributions to shareholders from:
Net investment income	(0.02)		(0.05)	—	(0.08)	—
Net realized capital gain	(0.07)		(0.13)	(0.27)	(0.04)	—
Total distributions	(0.09)		(0.18)	(0.27)	(0.12)	—
Net asset value, end of period	$13.59		$12.86	$11.97	$12.52	$12.54
Total Return(2)	6.39	%*	9.04%	(2.14)%	0.72%	1.54	%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$41,708		$24,929	$13,292	$19,941	$743
Ratio of expenses to average net assets:
Expense before reductions(3)	1.88	%**	2.12%	2.09%	2.11%	3.00	%**
Expense net of fee waivers, if any(3)	1.74	%**	1.74%	1.74%	1.74%	3.00	%**
Expense before reductions (excluding dividend and interest expense for securities sold short)(3)	1.88	%**	2.09%	2.08%	2.06%	2.88	%**
Expenses net of all reductions (excluding dividend and interest expenses for securities sold short)(3)	1.74	%**	1.71%	1.73%	1.70%	2.88	%**
Ratio of net investment income (loss) to average net assets***:
Before waiver and expense reimbursement(3)	3.22	%**	2.89%	0.75%	0.26%	(3.81	)**
After waiver and expense reimbursement(3)	3.36	%**	3.27%	1.11%	0.62%	(3.81	)**
Portfolio turnover rate	125.62	%*	186.15%	156.57%	98.65%	138.58	%(4)*

(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(4)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

The accompanying notes are an integral part of the financial statements.

34  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$8.30		$7.12	$7.51	$5.92	$5.37	$10.19
Income from investment operations:
Net investment loss(1)	(0.06)		(0.09)	(0.10)	(0.09)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.71		1.27	(0.29)	1.68	0.62	(4.77)
Total from investment operations	1.65		1.18	(0.39)	1.59	0.55	(4.82)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$9.95		$8.30	$7.12	$7.51	$5.92	$5.37
Total Return(2)	19.88	%*	16.57%	(5.19)%	26.86%	10.24%	(47.30)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$4,429		$3,856	$5,707	$11,708	$12,889	$16,380
Ratio of expenses to average net assets	2.37	%**	2.83%	2.68%	2.41%	2.32%	2.38%
Ratio of expenses to average net assets (excluding dividend and interest expense for securities sold short)	2.32	%**	2.83%	—	—	—	—
Ratio of net investment income (loss) to average net assets	(1.33	)%**	(1.22)%	(1.41)%	(1.30)%	(1.12)%	(0.85)%
Portfolio turnover rate	55.42	%*	484.31%	879.75%	732.27%	1212.89%	760.99%

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$7.98		$6.90	$7.34	$5.82	$5.32	$10.17
Income from investment operations:
Net investment loss(1)	(0.09)		(0.14)	(0.15)	(0.14)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	1.64		1.22	(0.29)	1.66	0.61	(4.76)
Total from investment operations	1.55		1.08	(0.44)	1.52	0.50	(4.85)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$9.53		$7.98	$6.90	$7.34	$5.82	$5.32
Total Return(2)	19.42	%*	15.65%	(5.99)%	26.12%	9.40%	(47.69)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$2,289		$2,124	$3,158	$6,880	$9,512	$11,386
Ratio of expenses to average net assets	3.12	%**	3.58%	3.43%	3.16%	3.07%	3.13%
Ratio of expenses to average net assets (excluding dividend and interest expense for securities sold short)	3.07	%**	3.58%	—	—	—	—
Ratio of net investment income (loss) to average net assets	(2.08	)%**	(1.97)%	(2.15)%	(2.07)%	(1.87)%	(1.60)%
Portfolio turnover rate	55.42	%*	484.31%	879.75%	732.27%	1212.89%	760.99%
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  35

Financial Highlights

Quaker Global Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
							For the Period
	(unaudited)						July 23, 2008
	For the Six-Month						(commencement
	Period from July 1, 2013		Years Ended June 30,				of operations) to
	to December 31, 2013		2013	2012	2011	2010	June 30, 2009
Net asset value, beginning of period	$9.49		$8.12	$8.55	$6.71	$6.08	$10.00
Income from investment operations:
Net investment loss(1)	(0.06)		(0.08)	(0.09)	(0.08)	(0.05)	(0.05)
Net realized and unrealized gain (loss) on investments	1.96		1.45	(0.34)	1.92	0.68	(3.87)
Total from investment operations	1.90		1.37	(0.43)	1.84	0.63	(3.92)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$11.39		$9.49	$8.12	$8.55	$6.71	$6.08
Total Return(2)	20.02	%*	16.87%	(5.03)%	27.42%	10.36%	(39.20	)%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,144		$625	$899	$987	$877	$226
Ratio of expenses to average net assets	2.12	%**	2.58%	2.47%	2.16%	1.86%	2.23	%**
Ratio of expenses to average net assets (excluding dividend and interest expense for securities sold short)	2.07	%**	2.58%	—	—	—	—
Ratio of net investment income (loss) to average net assets	(1.08	)%**	(0.97)%	(1.12)%	(1.05)%	(0.70)%	(0.74	)%**
Portfolio turnover rate	55.42	%*	484.31%	879.75%	732.27%	1212.89%	760.99	%(3)*
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Portfolio turnover for this class is for the period July 1, 2008 to June 30, 2009.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

36  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Mid-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$18.99		$15.73	$16.03	$11.99	$9.39	$14.42
Income from investment operations:
Net investment income (loss)(1)	(0.04)		(0.14)	(0.11)	(0.13)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	2.69		3.40	(0.19)	4.17	2.65	(5.04)
Total from investment operations	2.65		3.26	(0.30)	4.04	2.60	(5.03)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$21.64		$18.99	$15.73	$16.03	$11.99	$9.39
Total Return(2)	13.95	%*	20.72%	(1.87)%	33.69%	27.69%	(34.88)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$6,402		$6,029	$6,114	$7,229	$6,796	$6,967
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.00	%**	2.19%	2.21%	2.13%	2.09%	1.96%
After expense reimbursements and waived fees	2.00	%**	2.19%	2.21%	2.13%	2.09%	1.94%
Ratio of net investment income (loss) to average net assets	(0.43	)%**	(0.80)%	(0.70)%	(0.88)%	(0.41)%	0.11%
Portfolio turnover rate	37.31	%*	46.91%	41.70%	27.10%	50.53%	184.80%

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.91		$14.11	$14.48	$10.92	$8.61	$13.32
Income from investment operations:
Net investment loss(1)	(0.11)		(0.24)	(0.20)	(0.22)	(0.12)	(0.06)
Net realized and unrealized gain (loss) on investments	2.39		3.04	(0.17)	3.78	2.43	(4.65)
Total from investment operations	2.28		2.80	(0.37)	3.56	2.31	(4.71)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$19.19		$16.91	$14.11	$14.48	$10.92	$8.61
Total Return(2)	13.48	%*	19.84%	(2.56)%	32.60%	26.83%	(35.36)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,887		$1,815	$1,950	$2,577	$2,427	$2,629
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.75	%**	2.94%	2.96%	2.88%	2.83%	2.71%
After expense reimbursements and waived fees	2.75	%**	2.94%	2.96%	2.88%	2.83%	2.69%
Ratio of net investment income (loss) to average net assets	(1.18	)%**	(1.55)%	(1.45)%	(1.63)%	(1.16)%	(0.62)%
Portfolio turnover rate	37.31	%*	46.91%	41.70%	27.10%	50.53%	184.80%
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  37

Financial Highlights

Quaker Mid-Cap Value Fund

For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.83		$16.39	$16.66	$12.43	$9.70	$14.87
Income from investment operations:
Net investment income (loss)(1)	(0.02)		(0.10)	(0.07)	(0.10)	(0.02)	0.04
Net realized and unrealized gain (loss) on investments	2.82		3.54	(0.20)	4.33	2.75	(5.21)
Total from investment operations	2.80		3.44	(0.27)	4.23	2.73	(5.17)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	—
Total distributions	—		—	—	—	—	—
Net asset value, end of period	$22.63		$19.83	$16.39	$16.66	$12.43	$9.70
Total Return(2)	14.12	%*	20.99%	(1.62)%	34.03%	28.14%	(34.77)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,211		$1,060	$351	$433	$245	$227
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.75	%**	1.94%	1.96%	1.87%	1.84%	1.70%
After expense reimbursements and waived fees	1.75	%**	1.94%	1.96%	1.87%	1.84%	1.68%
Ratio of net investment income (loss) to average net assets	(0.18	)%**	(0.55)%	(0.45)%	(0.62)%	(0.19)%	0.36%
Portfolio turnover rate	37.31	%*	46.91%	41.70%	27.10%	50.53%	184.80%
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

38  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Financial Highlights

Quaker Small-Cap Growth Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Class A
			Years Ended June 30,				For the Period
	(unaudited)						September 30, 2008
	For the Six-Month						(commencement
	Period from July 1, 2013						of operations) to
	to December 31, 2013		2013	2012	2011	2010	June 30, 2009
Net asset value, beginning of period	$9.59		$8.88	$10.28	$9.77	$10.09	$10.00
Income from investment operations:
Net investment loss(1)	(0.07)		(0.11)	(0.14)	(0.16)	(0.16)	(0.15)
Net realized and unrealized gain (loss) on investments	0.83		0.82	(0.84)	0.90	1.29	0.24
Total from investment operations	0.76		0.71	(0.98)	0.74	1.13	0.09
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	(0.42)	(0.23)	(1.45)	—
Total distributions	—		—	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$10.35		$9.59	$8.88	$10.28	$9.77	$10.09
Total Return(2)	7.92	%*	8.00%	(9.51)%	7.79%	11.75%	0.90	%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,103		$1,594	$2,507	$9,082	$13,281	$3,728
Ratio of expenses to average net assets	2.55	%**	2.45%	2.24%	2.02%	1.89%	2.64	%**
Ratio of net investment income (loss) to average net assets	(1.35	)%**	(1.24)%	(1.54)%	(1.70)%	(1.61)%	(2.15	)%**
Portfolio turnover rate	263.35	%*	441.74%	625.61%	879.32%	991.29%	714.79	%*

	Class C
			Years Ended June 30,				For the Period
	(unaudited)						September 30, 2008
	For the Six-Month						(commencement
	Period from July 1, 2013						of operations) to
	to December 31, 2013		2013	2012	2011	2010	June 30, 2009
Net asset value, beginning of period	$9.22		$8.61	$10.06	$9.64	$10.04	$10.00
Income from investment operations:
Net investment loss(1)	(0.10)		(0.18)	(0.20)	(0.23)	(0.24)	(0.19)
Net realized and unrealized gain (loss) on investments	0.80		0.79	(0.83)	0.88	1.29	0.23
Total from investment operations	0.70		0.61	(1.03)	0.65	1.05	0.04
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	(0.42)	(0.23)	(1.45)	—
Total distributions	—		—	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$9.92		$9.22	$8.61	$10.06	$9.64	$10.04
Total Return(2)	7.59	%*	7.08%	(10.23)%	6.95%	10.94%	0.40	%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$933		$1,027	$1,900	$5,896	$9,180	$5,081
Ratio of expenses to average net assets	3.30	%**	3.20%	2.97%	2.78%	2.65%	3.33	%**
Ratio of net investment income (loss) to average net assets	(2.10	)%**	(1.99)%	(2.25)%	(2.45)%	(2.35)%	(2.80	)%**
Portfolio turnover rate	263.35	%*	441.74%	625.61%	879.32%	991.29%	714.79	%*
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Quaker Small-Cap Growth Tactical Allocation Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
			Years Ended June 30,				For the Period
	(unaudited)						September 30, 2008
	For the Six-Month						(commencement
	Period from July 1, 2013						of operations) to
	to December 31, 2013		2013	2012	2011	2010	June 30, 2009
Net asset value, beginning of period	$9.72		$8.98	$10.37	$9.84	$10.13	$10.00
Income from investment operations:
Net investment loss(1)	(0.06)		(0.09)	(0.12)	(0.14)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments	0.85		0.83	(0.85)	0.90	1.30	0.25
Total from investment operations	0.79		0.74	(0.97)	0.76	1.16	0.13
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	(0.42)	(0.23)	(1.45)	—
Total distributions	—		—	(0.42)	(0.23)	(1.45)	—
Net asset value, end of period	$10.51		$9.72	$8.98	$10.37	$9.84	$10.13
Total Return(2)	8.13	%*	8.24%	(9.33)%	7.93%	12.01%	1.30	%*
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$455		$823	$1,898	$5,087	$4,499	$721
Ratio of expenses to average net assets	2.30	%**	2.20%	1.99%	1.81%	1.65%	2.30	%**
Ratio of net investment income (loss) to average net assets	(1.10	)%**	(0.99)%	(1.26)%	(1.47)%	(1.37)%	(1.76	)%**
Portfolio turnover rate	263.35	%*	441.74%	625.61%	879.32%	991.29%	714.79	%*
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.50		$15.85	$16.53	$11.54	$9.90	$13.88
Income from investment operations:
Net investment income (loss)(1)	0.00	^	0.09	(0.08)	(0.05)	(0.07)	(0.01)
Net realized and unrealized gain (loss) on investments	3.67		3.58	(0.60)	5.04	1.71	(3.96)
Total from investment operations	3.67		3.67	(0.68)	4.99	1.64	(3.97)
Distributions to shareholders from:
Net investment income	(0.06)		(0.02)	—	—	—	—
Net realized capital gain	—		—	—	—	—	(0.01)
Total distributions	(0.06)		(0.02)	—	—	—	(0.01)
Net asset value, end of period	$23.11		$19.50	$15.85	$16.53	$11.54	$9.90
Total Return(2)	18.87	%*	23.17%	(4.11)%	43.24%	16.57%	(28.61)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$8,714		$7,727	$8,347	$14,168	$19,398	$20,210
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.81	%**	1.93%	1.96%	1.98%	1.89%	1.83%
After expense reimbursements and waived fees	1.81	%**	1.93%	1.96%	1.98%	1.83%	1.74%
Ratio of net investment income (loss) to average net assets	0.01	%**	0.49%	(0.52)%	(0.35)%	(0.60)%	(0.09)%
Portfolio turnover rate	96.02	%*	142.27%	157.77%	130.60%	112.61%	122.83%

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$16.49		$13.49	$14.17	$9.98	$8.62	$12.18
Income from investment operations:
Net investment loss(1)	(0.07)		(0.04)	(0.16)	(0.14)	(0.14)	(0.08)
Net realized and unrealized gain (loss) on investments	3.10		3.04	(0.52)	4.33	1.50	(3.47)
Total from investment operations	3.03		3.00	(0.68)	4.19	1.36	(3.55)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	(0.01)
Total distributions	—		—	—	—	—	(0.01)
Net asset value, end of period	$19.52		$16.49	$13.49	$14.17	$9.98	$8.62
Total Return(2)	18.37	%*	22.24%	(4.80)%	41.98%	15.78%	(29.16)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$1,724		$1,625	$1,863	$2,524	$2,085	$2,688
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.56	%**	2.68%	2.70%	2.73%	2.63%	2.58%
After expense reimbursements and waived fees	2.56	%**	2.68%	2.70%	2.73%	2.57%	2.49%
Ratio of net investment income (loss) to average net assets	(0.74	)%**	(0.26)%	(1.25)%	(1.15)%	(1.36)%	(0.86)%
Portfolio turnover rate	96.02	%*	142.27%	157.77%	130.60%	112.61%	122.83%
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

^	Amount is less than $0.005 per share.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Quaker Small-Cap Value Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$20.29		$16.50	$17.15	$11.96	$10.24	$14.32
Income from investment operations:
Net investment income (loss)(1)	0.03		0.13	(0.04)	(0.01)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	3.81		3.73	(0.61)	5.20	1.77	(4.09)
Total from investment operations	3.84		3.86	(0.65)	5.19	1.73	(4.07)
Distributions to shareholders from:
Net investment income	(0.08)		(0.07)	—	—	(0.01)	—
Net realized capital gain	—		—	—	—	—	(0.01)
Total distributions	(0.08)		(0.07)	—	—	(0.01)	(0.01)
Net asset value, end of period	$24.05		$20.29	$16.50	$17.15	$11.96	$10.24
Total Return(2)	18.94	%*	23.44%	(3.79)%	43.39%	16.90%	(28.43)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$27,449		$23,393	$20,028	$23,073	$61,004	$60,675
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.56	%**	1.68%	1.71%	1.73%	1.64%	1.59%
After expense reimbursements and waived fees	1.56	%**	1.68%	1.71%	1.73%	1.58%	1.50%
Ratio of net investment income (loss) to average net assets	0.26	%**	0.74%	(0.25)%	(0.07)%	(0.35)%	0.19%
Portfolio turnover rate	96.02	%*	142.27%	157.77%	130.60%	112.61%	122.83%
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Class A
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.31		$16.13	$16.53	$13.33	$12.33	$28.45
Income from investment operations:
Net investment loss(1)	(0.14)		(0.15)	(0.15)	(0.14)	(0.10)	(0.07)
Net realized and unrealized gain (loss) on investments	3.93		3.33	(0.25)	3.34	1.10	(14.08)
Total from investment operations	3.79		3.18	(0.40)	3.20	1.00	(14.15)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	(1.97)
Total distributions	—		—	—	—	—	(1.97)
Net asset value, end of period	$23.10		$19.31	$16.13	$16.53	$13.33	$12.33
Total Return(2)	19.63	%*	19.71%	(2.42)%	24.01%	8.11%	(49.61)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$92,176		$88,970	$111,778	$186,877	$306,523	$436,015
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees(3)	2.18	%**	2.36%	2.30%	2.21%	1.99%	1.89%
After expense reimbursements and waived fees(3)	2.18	%**	2.24%	2.24%	1.99%	1.99%	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and waived fees(3)	(1.31	)%**	(0.98)%	(1.03)%	(1.14)%	(0.69)%	(0.45)%
After expense reimbursement and waived fees(3)	(1.31	)%**	(0.86)%	(0.98)%	(0.92)%	(0.69)%	(0.45)%
Portfolio turnover rate	76.80	%*	294.35%	178.23%	136.18%	276.31%	468.72%

	Class C
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$17.19		$14.47	$14.94	$12.14	$11.31	$26.61
Income from investment operations:
Net investment loss(1)	(0.20)		(0.25)	(0.24)	(0.23)	(0.19)	(0.17)
Net realized and unrealized gain (loss) on investments	3.50		2.97	(0.23)	3.03	1.02	(13.16)
Total from investment operations	3.30		2.72	(0.47)	2.80	0.83	(13.33)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	(1.97)
Total distributions	—		—	—	—	—	(1.97)
Net asset value, end of period	$20.49		$17.19	$14.47	$14.94	$12.14	$11.31
Total Return(2)	19.20	%*	18.80%	(3.15)%	23.06%	7.34%	(49.99)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$24,438		$22,968	$27,102	$42,729	$63,002	$92,152
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees(3)	2.93	%**	3.11%	3.04%	2.96%	2.74%	2.64%
After expense reimbursements and waived fees(3)	2.93	%**	2.99%	2.99%	2.74%	2.74%	2.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and waived fees(3)	(2.06	)%**	(1.74)%	(1.77)%	(1.90)%	(1.44)%	(1.21)%
After expense reimbursement and waived fees(3)	(2.06	)%**	(1.62)%	(1.72)%	(1.68)%	(1.44)%	(1.21)%
Portfolio turnover rate	76.80	%*	294.35%	178.23%	136.18%	276.31%	468.72%
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Quaker Strategic Growth Fund

(For a Share Outstanding Throughout the Period)

	Institutional Class
	(unaudited)
	For the Six-Month
	Period from July 1, 2013		Years Ended June 30,
	to December 31, 2013		2013	2012	2011	2010	2009
Net asset value, beginning of period	$19.99		$16.66	$17.03	$13.71	$12.65	$29.03
Income from investment operations:
Net investment loss(1)	(0.12)		(0.11)	(0.11)	(0.11)	(0.07)	(0.04)
Net realized and unrealized gain (loss) on investments	4.07		3.44	(0.26)	3.43	1.13	(14.37)
Total from investment operations	3.95		3.33	(0.37)	3.32	1.06	(14.41)
Distributions to shareholders from:
Net investment income	—		—	—	—	—	—
Net realized capital gain	—		—	—	—	—	(1.97)
Total distributions	—		—	—	—	—	(1.97)
Net asset value, end of period	$23.94		$19.99	$16.66	$17.03	$13.71	$12.65
Total Return(2)	19.76	%*	19.99%	(2.17)%	24.22%	8.38%	(49.51)%
Ratios/supplemental data:
Net assets, end of period (000’ omitted)	$56,643		$45,851	$40,288	$41,519	$20,355	$46,136
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees(3)	1.93	%**	2.11%	2.03%	1.97%	1.75%	1.64%
After expense reimbursements and waived fees(3)	1.93	%**	1.99%	1.99%	1.74%	1.75%	1.64%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement and waived fees(3)	(1.06	)%**	(0.74)%	(0.72)%	(0.89)%	(0.46)%	(0.23)%
After expense reimbursement and waived fees(3)	(1.06	)%**	(0.62)%	(0.68)%	(0.66)%	(0.46)%	(0.23)%
Portfolio turnover rate	76.80	%*	294.35%	178.23%	136.18%	276.31%	468.72%
(1)	The average shares outstanding method has been applied for per share information.

(2)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(3)	Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

*	Not annualized.

**	Annualized.

The accompanying notes are an integral part of the financial statements.

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Notes to the Financial Statements (unaudited)

Note 1 — Organization

The Quaker Investment Trust (“Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has seven series: Quaker Akros Absolute Return Fund (formerly, Quaker Akros Absolute Strategies Fund) (“Akros Absolute Return”), Quaker Event Arbitrage Fund (“Event Arbitrage”), Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), Quaker Small-Cap Growth Tactical Allocation Fund (“Small-Cap Growth Tactical Allocation”), Quaker Small-Cap Value Fund (“Small-Cap Value”) and Quaker Strategic Growth Fund (“Strategic Growth”) (each a “Fund” and collectively, “Funds”). All Funds are diversified. The investment objectives of each Fund are set forth below.

Akros Absolute Return commenced operations on October 4, 2010 in conjunction with the reorganization of the Akros Absolute Return Fund. The predecessor Absolute Return Fund commenced operations on September 30, 2005. Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Global Tactical Allocation commenced operations on May 1, 2008. Small-Cap Growth Tactical Allocation commenced operations on September 30, 2008. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event Driven Fund (“Event Driven Fund”). The predecessor Event Driven Fund commenced operations on September 19, 2002. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.

The Funds currently offer three classes of shares (Class A, Class C and Institutional Class Shares). Class A Shares are charged a front-end sales charge and a distribution and servicing fee; Class C shares are charged a distribution fee, but bear no front-end sales charge or contingent deferred sales charge (“CDSC”); and Institutional Class Shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds. Quaker Funds, Inc.(“QFI”), the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.

Note 2 — Summary of Significant Accounting Policies and Other Information

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.   Security Valuation.    The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board.

Short-term investments, if any, are valued at amortized cost, which approximates fair market value.

The Funds may enter into forward foreign currency contracts to lock in the U.S. dollar cost of purchase and sale transactions or to defend the portfolio against currency fluctuations. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. These contracts are valued daily, and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances, and the Trust has established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. A financial instrument’s level within the fair value hierarchy is based on the lowest level that is significant to the fair value measurement. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including the pricing model used and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private equity holdings are the cost of prior transactions in the secondary market, prior stock repurchase offers from the company, single broker quotes and discounts applied for a lack of marketability. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level I — Quoted prices in active markets for identical securities.

Level II — Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Municipal securities, long-term U.S. Government obligations and corporate debt securities

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Notes to the Financial Statements (unaudited)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, OTC options and international equity securities valued by an independent third party in order to adjust for stale pricing and foreign market holidays.

Level III — Prices determined using significant unobservable inputs (including the Fund’s own assumptions). For restricted equity securities where observable inputs are limited, assumptions about market activity and risk are used in determining fair value. These are categorized as Level 3 in the hierarchy.

For international equity securities traded on a foreign exchange or market which closes prior to a Fund’s Valuation Time, in order to adjust for events which occur between the close of the foreign exchange they are traded on and the close of the New York Stock Exchange, a fair valuation model is used, and these securities are categorized as Level 2.

A Fund may hold securities, some of which are classified as Level 3 investments (as defined below). Level 3 investments have significant unobservable inputs, as they trade infrequently. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these securities.

The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.

The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its net asset value (“NAV”) because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2013 in valuing the Fund’s assets and liabilities:

Description QUAKER AKROS ABSOLUTE RETURN FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$106,950	$—	$—	$106,950
Foreign Common Stocks	$159,715	—	—	159,715
Domestic Private Placements	—	—	18,530	18,530
Warrants	18,415	—	—	18,415
Short-Term Investments	—	747,910	—	747,910
Investments Purchased with Proceeds from Security Lending	35,800	—	—	35,800
Total Investments in Securities	$320,880	$747,910	$18,530	$1,087,320
Common Stocks sold short	$(514,074)	$—	$—	$(514,074)
Exchange-Traded Funds sold short	(514,070)	—	—	(514,070)
Total Investments in Securities sold short	$(1,028,144)	$—	$—	$(1,028,144)

Description QUAKER EVENT ARBITRAGE FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks	$60,991,085	$5,500	$2,069,031	$63,065,616
Foreign Common Stocks	6,807,982	—	103,554	6,911,536
Preferred Stocks	323,116	—	1,116,700	1,439,816
Real Estate Investment Trusts	2,113,446	—	250,000	2,363,446
Rights	221,000	—	—	221,000
Warrants	—	541,298	—	541,298
Asset Backed Securities	—	2,312,501	—	2,312,501
Convertible Bonds	—	1,185,440	100,000	1,285,440
Corporate Bonds	—	1,335,705	—	1,335,705
Foreign Government Bond	—	145,231	—	145,231
Mortgage Backed Securities	—	1,580,035	—	1,580,035
Municipal Bonds	—	1,375,735	—	1,375,735
Term Loan	—	—	511,054	511,054
Purchased Options	583,894	1,346,458	—	1,930,352
Investments Purchased with Proceeds from Securities Lending	4,119,273	—	—	4,119,273
Total Investments in Securities	$75,159,796	$9,827,903	$4,150,339	$89,138,038
Common Stocks sold short	$(6,085,488)	$—	$—	$(6,085,488)
Real Estate Investment Trusts sold short	(349,218)	—	—	(349,218)
Written Options	(704,557)	(1,698,767)	(281,566)	(2,684,890)
Total Investments in Securities sold short	$(7,139,263)	$(1,698,767)	$(281,566)	$(9,119,596)

Description QUAKER GLOBAL TACTICAL ALLOCATION FUND	Level 1	Level 2	Level 3	Total
Common Stocks	$7,524,524	$—	$90,668	$7,615,192
Investments Purchased with Proceeds from Securities Lending	2,247,332	—	—	2,247,332
Total Investments in Securities	$9,771,856	$—	$90,668	$9,862,524
Exchange-Traded Funds sold short	136,828	—	—	136,828
Total Investments in Securities sold short	$136,828	$—	$—	$136,828

46  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

Description	QUAKER MID-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$8,041,326	$—	$—	$8,041,326
Foreign Common Stocks		476,934	—	—	476,934
Real Estate Investment Trusts		805,374	—	—	805,374
Investments Purchased with Proceeds from Securities Lending		3,956,427	—	—	3,956,427
Total Investments in Securities		$13,280,061	$—	$—	$13,280,061

Description	QUAKER SMALL-CAP GROWTH TACTICAL ALLOCATION FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$1,490,763	$—	$—	$1,490,763
Foreign Common Stocks		405,273	—	—	405,273
Exchange-Traded Funds		244,734	—	—	244,734
Investments Purchased with Proceeds from Securities Lending		660,476	—	—	660,476
Total Investments in Securities		$2,801,246	$—	$—	$2,801,246

Description	QUAKER SMALL-CAP VALUE FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$31,907,748	$—	$—	$31,907,748
Foreign Common Stocks		4,109,822	—	—	4,109,822
Real Estate Investment Trusts		1,672,635	—	—	1,672,635
Investments Purchased with Proceeds from Securities Lending		8,020,202	—	—	8,020,202
Total Investments in Securities		$45,710,407	$—	$—	$45,710,407

Description	QUAKER STRATEGIC GROWTH FUND	Level 1	Level 2	Level 3	Total
Domestic Common Stocks		$126,870,702	$—	$2,520,034	$129,390,736
Foreign Common Stocks		35,575,451	—	—	35,575,451
Investments Purchased with Proceeds from Securities Lending		12,050,096	—	—	12,050,096
Total Investments in Securities		$174,496,249	$—	$2,520,034	$177,016,283

Refer to the Fund’s Schedules of Investments for industry classifications.

Transfers are recognized at the end of the reporting period.

Level 3 Reconciliation

The following is a reconciliation of Akros Absolute Return’s Event Arbitrage’s, Global Tactical Allocation’s and Strategic Growth’s Level 3 investments for which significant unobservable inputs were used in determining value. See the schedules of investments for industry breakout:

					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
QUAKER AKROS ABSOLUTE RETURN FUND	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	12/31/2013
Common Stocks	$8	$—	$—	$(24,344)	$24,336	$—	$—	$—	$—
Preferred Stocks	112,500	—	(150,000)	82,650	(45,150)	—	—	—	—
Private Placements	18,771	—	—	—	(241)	—	—	—	18,530
Warrants	4,889	—	(4,500)	4,200	(4,589)	—	—	—	—
	$136,168	$—	$(154,500)	$62,506	$(25,644)	$—	$—	$—	$18,530
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2013									$(241)

					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
QUAKER EVENT ARBITRAGE FUND	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	12/31/2013
Common Stocks	$1,248,016	$803,598	$—	$—	$118,931	$—	$2,040	$—	$2,172,585
Preferred Stocks	613,000	556,900	—	—	(53,200)	—	—	—	1,116,700
Real Estate Investment Trusts	—	250,000	—	—	—	—	—	—	250,000
Asset Backed Securities	240,000	50,000	—	—	241,435	(251,670)	—	(279,765)	—
Convertible Bonds	503,750	65,000	—	—	145,614	99,636	100,000	(814,000)	100,000
Term Loan	511,054	—	—	—	—	—	—	—	511,054
Purchased Options	626,467	—	(514,847)	(23,450)	(88,170)	—	—	—	—
	$3,742,287	$1,725,498	$(514,847)	$(23,450)	$364,610	$(152,034)	$102,040	$(1,093,765)	$4,150,339
Written Options	$(916,623)	$(138,067)	$817,986	$(212,068)	$167,206	$—	$—	$—	$(281,566)
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2013									$(152,440)

					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
QUAKER GLOBAL TACTICAL ALLOCATION FUND	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	12/31/2013
Common Stocks	$—	$60,391	$—	$—	$30,277	$—	$—	$—	$90,668
Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2013									$30,277

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  47

Notes to the Financial Statements (unaudited)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

					Net Unrealized	Amortized
	Balance as of			Realized	appreciation	discounts/	Transfers in	Transfers out	Balance as of
QUAKER STRATEGIC GROWTH FUND	June 30, 2013	Purchases	Sales	gain (loss)	(depreciation)	premiums	to Level 3	of Level 3	12/31/2013
Common Stocks	$—	$1,480,168	$—	$—	$1,039,866	$—	$—	$—	$2,520,034

Net change in unrealized appreciation (depreciation) for Level 3 investments still held as of December 31, 2013									$1,039,866

There have been no transfers in and out of Level 1 and Level 2 fair value measurements as of December 31, 2013, except for the Quaker Event Arbitrage Fund listed below:

Transfers out of Level 1 into Level 3	$2,040	Due to a decrease of market activity.
Transfers out of Level 2 into Level 1	$26	Due to an increase of market activity.
Transfers out of Level 2 into Level 3	$100,000	Due to a decrease of market activity.
Transfers out of Level 3 into Level 2	$1,093,765	Due to an increase of market activity.

The following presents information about significant unobservable inputs related to Level 3 investments at December 31, 2013

QUAKER AKROS	Fair Value at	Valuation	Unobservable
ABSOLUTE RETURN FUND	December 31, 2013	Technique	Input
Private Placements	$18,530	Qualitative assessment	Prior transaction cost

QUAKER EVENT	Fair Value at	Valuation	Unobservable
ARBITRAGE FUND	December 31, 2013	Technique	Input
Common Stocks	$468,440	Qualitative assessment	Based on buyout prior to
			appraisal action
Common Stocks	801,054	Qualitative assessment	Single broker quote
Common Stocks	30,410	Qualitative assessment	Discount to market price to
			reflect transfer restrictions
Common Stocks	872,272	Qualitative assessment	Last traded price
Common Stocks	409	Qualitative assessment	Last traded price of pre-conversion
			bond adjusted to post-reorg. equity
Common Stocks	—	Qualitative	Uncertainty of
		assessment	any additional future payout
Preferred Stocks	490,000	Qualitative assessment	Single broker quote
Preferred Stocks	626,700	Qualitative assessment	Last traded price
Real Estate Investment Trusts	250,000	Qualitative assessment	Last traded price
Convertible Bonds	—	Qualitative assessment	Uncertainty of any additional
			future payout
Convertible Bonds	100,000	Qualitative assessment	Principal after changes in
			indenture
Term Loan	511,054	Qualitative assessment	Prior transaction cost
Written Options	(281,566)	Options pricing model	Implied volatility

QUAKER GLOBAL TACTICAL	Fair Value at	Valuation	Unobservable
ALLOCATION FUND	December 31, 2013	Technique	Input
Common Stocks	$90,668	Qualitative assessment	Projected final distribution

QUAKER STRATEGIC	Fair Value at	Valuation	Unobservable
GROWTH FUND	December 31, 2013	Technique	Input
Common Stocks	$2,520,034	Qualitative assessment	Projected final distribution

B.   Federal Income Taxes.   It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.

In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the four open tax years as of December 31, 2013 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.

C.   Security Transactions and Investment Income.   Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

Certain Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.

If a security pays a dividend while the Fund holds it short, the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

D.   Options Contracts Written.   Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

A risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.

In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

48  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

E.   Purchased Options.   Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

F.   Futures Contracts.   Certain Funds may enter into financial futures contracts, to the extent permitted by their investment policies and objectives, for bona fide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a financial futures contract, a Fund is required to deposit cash or securities as initial margin.

Additional securities are also segregated as collateral up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

G.   Foreign Currency Transactions.   Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.

H.   Forward Foreign Currency Contracts.   Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

I.   Portfolio Investment Risks.   Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

J.   Multiple Class Allocations.   Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

K.   Expense Allocations.   Expenses that are not series (Fund) specific are allocated to each series based upon its relative proportion of net assets to the Trust’s total net assets.

L.   Distributions to Shareholders.   Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

M.   Use of Estimates.   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.

2 0 1 3  S E M I - A N N U A L  R E P O R T  │  49

Notes to the Financial Statements (unaudited)

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

N.    Security Loans.    The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of the loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

O.    Derivative Instruments.    The Funds have adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why an entity uses derivative instruments; and b) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows.

The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.

The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at December 31, 2013 was as follows:

Akros Absolute Return

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Warrants	18,415	—

Event Arbitrage

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)
Written Options	—	2,684,890
Purchased Options	1,930,352	—
Warrants	541,298	—
(1)	Statement of Assets and Liabilities location: Investments, at value.
(2)	Statement of Assets and Liabilities location: Call Options Written, at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the six-month period ended December 31, 2013 was as follows:

Akros Absolute Return

		Change in Unrealized
	Realized Gain(Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)
Written Options	11,552	(1,305)
Purchased Options	471	3,651
Futures	(5,931)	—
Warrants	6,108	4,337

Event Arbitrage

		Change in Unrealized
	Realized Gain(Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)
Written Options	264,694	(535,569)
Purchased Options	231,530	135,926
Forward Currency Contracts	(14,974)	420
Warrants	—	48,452
(1)	Statement of Operations location: Net realized gain (loss) from written options, net realized gain (loss) from investments and net realized gain (loss) from futures and forward currency contracts.
(2)	Statement of Operations location: Net unrealized appreciation (depreciation) on written options, net unrealized appreciation (depreciation) on investments and net unrealized appreciation (depreciation) on futures and forward currency contracts.

The average notional amounts of written options, purchased options, futures and forward currency contracts outstanding during the six-month period ended December 31, 2013 were approximately as follows:

			Forward
	Written	Purchased	Currency
	Options	Options	Contracts
Akros Absolute Return	$1,810	$80	$—
Event Arbitrage	2,555,740	1,933,416	258,653

Note 3 — Investment Advisory Fee and Other Related Party Transactions

QFI serves as investment adviser to each Fund. Pursuant to separate investment sub-advisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser
Akros Absolute Return	Akros Capital, LLC
Event Arbitrage	N/A
Global Tactical Allocation Inc.	DG Capital Management, Inc.
Mid-Cap Value Fund	Kennedy Capital Management, Inc.
Small-Cap Growth Tactical Allocation	Century Management, Inc.
Small-Cap Value	Aronson Johnson Ortiz, L.P.
Strategic Growth	DG Capital Management, Inc.

QFI or the sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

Each Fund paid QFI aggregate fees shown in the table below for the six-month period ending December 31, 2013. Amounts are expressed as an annualized percentage of average net assets.

		Subadvisory fee paid by QFI to the sub-adviser	Advisory & subadvisory fees waived & reimbursed
	Aggregate
	advisory fee
Fund	paid to QFI
Akros Absolute Return	1.25%	0.75%	2.85%
Event Arbitrage	1.30%	N/A	0.14%
Global Tactical Allocation	1.25%	0.75%	N/A
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Growth Tactical Allocation	1.00%	0.50%	N/A
Small-Cap Value	1.00%	0.65%	N/A
Strategic Growth	1.30%	0.75%	N/A

For the six-month period ending December 31, 2013, QFI and the sub-advisers earned and reimbursed fees as follows:

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
	paid to QFI	to the sub-adviser	reimbursed
Akros Absolute Return	$24,213	$14,528	$55,211
Event Arbitrage	503,398	N/A	55,027
Global Tactical Allocation	46,008	27,605	N/A
Mid-Cap Value	49,358	35,256	N/A
Small-Cap Growth Tactical Allocation	15,422	7,711	N/A
Small-Cap Value	178,927	116,303	N/A
Strategic Growth	1,091,661	629,804	N/A

Akros Capital, LLC the sub-adviser to Akros Absolute Return waived a portion of its sub-advisory fee to the extent that the total operating expenses of Akros Absolute Return (exclusive of 12b-1 fees) exceeded the annual rate of 1.99% for Class A shares, 2.74% for Class C shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. If, at any time, the annualized expenses of Akros Absolute Return

50  │  2 0 1 3  S E M I - A N N U A L  R E P O R T

Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)

were less than the annualized expense ratio, the Trust, on behalf of Akros Absolute Return, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Akros Absolute Return, and (b) can be repaid without causing the expenses of Akros Absolute Return to exceed the annualized expense ratio. This fee waiver agreement was in effect from July 1, 2013 until October 28, 2013. The agreement automatically terminated on October 29, 2013, due to the announcement of the plan of liquidation of the Akros Absolute Return Fund.

QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Event Arbitrage (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 1.99% for Class A shares, 2.74% for Class C shares, and 1.74% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion. If, at any time, the annualized expenses of Event Arbitrage were less than the annualized expense ratio, the Trust, on behalf of Event Arbitrage, would reimburse QFI for any fees previously waived and/or expenses previously assumed; provided, however, that repayment would be payable only to the extent that it (a) can be made during the three (3) years following the time at which the adviser waived fees or assumed expenses for Event Arbitrage, and (b) can be repaid without causing the expenses of Event Arbitrage to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2013 until October 28, 2014. This agreement shall automatically terminate upon termination of the advisory agreement between QFI and the Trust or, with respect to Event Arbitrage, in the event of its merger or liquidation.

Additionally, QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A shares, 3.35% for Class C shares, and 2.35% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.

Additionally, QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Strategic Growth (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.24% for Class A shares, 2.99% for Class C shares, and 1.99% for Institutional Class shares of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion. If, at any time, the annualized expenses of Strategic Growth were less than the annualized expense ratio, the Trust, on behalf of Strategic Growth, would reimburse the sub-adviser for any fees previously waived and/or expenses previously assumed, provided, however, that the repayment shall be payable only to the extent that it: (a) can be made during the three years following the time at which the sub-adviser waived fees or assumed expenses for Strategic Growth, and (b) can be repaid without causing the expenses of Strategic Growth to exceed the annualized expense ratio. This fee waiver agreement shall continue in effect from October 28, 2013 until October 28, 2014. This agreement shall automatically terminate upon termination of the advisory agreement, sub-advisory agreement or, with respect to Strategic Growth, in the event of its merger or liquidation.

At December 31, 2013, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of Akros Absolute Return, Event Arbitrage and Strategic Growth that may be recouped was $365,727, $545,802 and $751,125, respectively. The Advisor may recapture portions of the above amounts no later than the dates stated below.

	June 30, 2014	June 30, 2015	June 30, 2016	June 30, 2017
Akros Absolute Return	$120,543	$55,214	$134,759	$55,211
Event Arbitrage	85,149	187,347	218,279	55,027
Strategic Growth	—	—	751,125	—

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.

For the six-month period ending December 31, 2013, the Distributor received underwriter concessions from the sale of Funds shares as follows:

Fund	Amount
Akros Absolute Return	$6
Event Arbitrage	3,055
Global Tactical Allocation	70
Mid-Cap Value	223
Small-Cap Growth Tactical Allocation	179
Small-Cap Value	35
Strategic Growth	2,857

Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ending December 31, 2013, the Funds compensated the CCO as follows:

Fund	Amount
Akros Absolute Return	$1,267
Event Arbitrage	20,734
Global Tactical Allocation	2,235
Mid-Cap Value	2,602
Small-Cap Growth Tactical Allocation	1,069
Small-Cap Value	10,494
Strategic Growth	52,830

Note 4 — Purchases and Sales of Investments

For the six-month period ending December 31, 2013 aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

	Purchases	Sales
Akros Absolute Return	$1,399,865	$2,882,007
Event Arbitrage	104,070,203	74,496,222
Global Tactical Allocation	3,869,414	4,139,968
Mid-Cap Value	3,354,332	3,598,418
Small-Cap Growth Tactical Allocation	6,912,881	8,121,178
Small-Cap Value	33,653,272	34,401,461
Strategic Growth	121,101,043	138,083,724

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Notes to the Financial Statements (unaudited)

Note 5 — Options Written

A summary of option contracts written by the Trust during the six-month period ended December 31, 2013 are as follows:

	Akros Absolute Return			Event Arbitrage
	Number of	Option		Number of	Option
	Contracts	Premiums		Contracts	Premiums
Options outstanding at beginning of period	142	$6,735	Options outstanding at beginning of period	18,941	$1,667,720
Options written	201	9,028	Options written	56,313	7,302,963
Options closed	(22)	(822)	Options closed	(19,789)	(2,914,997)
Options exercised	(45)	(3,303)	Options exercised	(19,505)	(3,078,757)
Options expired	(276)	(11,638)	Options expired	(23,500)	(942,302)
Options outstanding at end of period	—	$—	Options outstanding at end of period	12,460	$2,034,627

Note 6 — Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation (depreciation) of investments at June 30, 2013 for each Fund were as follows:

		Gross	Gross	Net Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Akros Absolute Return	$3,332,135	$70,147	$(680,408)	$(610,261)
Event Arbitrage	62,833,934	3,024,122	(3,545,540)	(521,418)
Global Tactical Allocation	7,522,847	666,693	(67,175)	599,518
Mid-Cap Value	9,531,618	1,797,124	(117,911)	1,679,213
Small-Cap Growth Tactical Allocation	4,991,050	197,033	(825,916)	(628,883)
Small-Cap Value	36,000,490	4,056,510	(762,847)	3,293,663
Strategic Growth	170,082,162	19,067,108	(1,228,839)	17,838,269

As of June 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Unrealized					Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Late Year	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Gain	Carryforward	Loss	Earnings/(Loss)
Akros Absolute Return	$(996,352)	$—	$—	$(92,213)	$(272,910)	$(1,361,475)
Event Arbitrage	(645,803)	1,854,920	—	—	(755,993)	453,124
Global Tactical Allocation	621,543	—	—	(12,584,462)	(46,337)	(12,009,256)
Mid-Cap Value	1,679,213	—	—	(8,061,333)	(34,658)	(6,416,778)
Small-Cap Growth Tactical Allocation	(628,883)	—	—	(423,584)	(11,931)	(1,064,398)
Small-Cap Value	3,293,663	117,065	—	(5,165,605)	—	(1,754,877)
Strategic Growth	17,838,269	—	—	(422,501,515)	(574,287)	(405,237,533)

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and straddles from options, the differing book/tax treatment of unrealized appreciation/depreciation on forward foreign currency contracts, and outstanding PFIC adjustments.

The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31 and from ordinary losses incurred after December 31.

Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.

At June 30, 2013, the capital loss carryovers for the Funds were as follows:

	Post December 31, 2010 Capital Losses No Expiration

			Capital Loss Carryovers Expiring			Post-October Capital Loss
Fund	Short-Term	Long-Term	2018	2017	2016	Deferred	Utilized
Akros Absolute Return	$—	$92,213	$—	$—	$—	$272,910	$—
Event Arbitrage	—	—	—	—	—	755,993	(413,363)
Global Tactical Allocation	—	—	2,718,683	9,865,779	—	—	—
Mid-Cap Value	—	—	1,170,572	6,890,761	—	—	—
Small-Cap Growth Tactical Allocation	423,584	—	—	—	—	—	—
Small-Cap Value	—	—	5,165,605	—	—	—	—
Strategic Growth	—	—	164,714,298	257,787,217	—	—	—

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Note 7 — Distributions to Shareholders

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.

The tax character of dividends and distributions paid during the fiscal years of 2013 and 2012 were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
Fund	2013	2012	2013	2012	2013	2012
Akros Absolute Return	$50,041	$—	$—	$—	$—	$—
Event Arbitrage	700,520	1,103,905	—	—	—	—
Global Tactical Allocation	—	—	—	—	—	—
Mid-Cap Value	—	—	—	—	—	—
Small-Cap Growth Tactical Allocation	—	548,581	—	—	—	—
Small-Cap Value	86,508	—	—	—	—	—
Strategic Growth	—	—	—	—	—	—

For the six-month period ended December 31, 2013 (unaudited)*:

Fund	Ordinary Income	Long-Term Capital Gain
Akros Absolute Return Fund	$—	$—
Event Arbitrage	551,055	—
Global Tactical Allocation	—	—
Mid-Cap Value	—	—
Small-Cap Growth Tactical Allocation	—	—
Small-Cap Value	117,065	—
Strategic Growth	—	—
*	Tax information for the period ended December 31, 2013, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.

Note 8 — Fund Share Transactions

At December 31, 2013, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:

Akros Absolute Return

	For the Six-Month Period Ended December 31, 2013				For the Fiscal Year Ended June 30, 2013
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	5,352	(96,507)	—	225,036	125,350	(379,152)	3,728	316,191
Value	$41,865	$(754,088)	$—		$1,015,336	$(3,052,660)	$29,822
Class C
Shares	—	(11,075)	—	9,446	8,538	(34,965)	378	20,521
Value	$—	$(84,261)	$—		$67,264	$(275,232)	$2,967
Institutional Class
Shares	733	(20,023)	—	186,401	38,131	(34,584)	1,802	205,691
Value	$5,797	$(158,653)	$—		$306,528	$(277,532)	$14,505

Event Arbitrage

	For the Six-Month Period Ended December 31, 2013				For the Fiscal Year Ended June 30, 2013
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	971,684	(579,743)	16,919	3,159,841	1,020,896	(1,212,671)	30,835	2,750,981
Value	$12,867,675	$(7,640,824)	$228,577		$12,620,599	$(14,814,872)	$371,562
Class C
Shares	71,887	(64,668)	2,324	483,184	113,780	(256,519)	5,746	473,641
Value	$936,965	$(837,085)	$30,719		$1,388,619	$(3,121,760)	$68,205
Institutional Class
Shares	1,476,075	(362,400)	16,277	3,068,954	1,161,683	(349,132)	16,200	1,939,002
Value	$19,653,250	$(4,821,530)	$220,875		$14,462,851	$(4,310,034)	$195,699

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Notes to the Financial Statements (unaudited)

Note 8 — Fund Share Transactions (Continued)

Global Tactical Allocation

	For the Six-Month Period Ended December 31, 2013				For the Fiscal Year Ended June 30, 2013
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	38,118	(57,442)	—	445,268	41,787	(379,191)	—	464,592
Value	$344,363	$(527,128)	$—		$309,689	$(2,905,906)	$—
Class C
Shares	8,482	(34,561)	—	240,107	2,199	(193,971)	—	266,186
Value	$77,952	$(307,547)	$—		$15,378	$(1,436,277)	$—
Institutional Class
Shares	34,819	(234)	—	100,453	1,318	(46,164)	—	65,868
Value	$360,410	$(2,425)	$—		$12,075	$(409,020)	$—

Mid-Cap Value

	For the Six-Month Period Ended December 31, 2013				For the Fiscal Year Ended June 30, 2013
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	15,636	(37,269)	—	295,798	74,459	(145,642)	—	317,431
Value	$316,791	$(760,272)	$—		$1,379,496	$(2,506,200)	$—
Class C
Shares	160	(9,209)	—	98,320	3,057	(33,899)	—	107,369
Value	$2,973	$(165,507)	$—		$46,032	$(520,042)	$—
Institutional Class
Shares	3,179	(3,121)	—	53,501	48,215	(16,203)	—	53,443
Value	$66,933	$(67,456)	$—		$907,883	$(308,708)	$—

Small-Cap Growth Tactical Allocation

	For the Six-Month Period Ended December 31, 2013				For the Fiscal Year Ended June 30, 2013
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	3,848	(63,557)	—	106,475	4,676	(120,797)	—	166,184
Value	$39,271	$(645,639)	$—		$42,664	$(1,103,618)	$—
Class C
Shares	98	(17,447)	—	94,014	229	(109,683)	—	111,363
Value	$1,000	$(170,997)	$—		$2,000	$(964,669)	$—
Institutional Class
Shares	—	(41,372)	—	43,262	9,010	(135,670)	—	84,634
Value	$—	$(427,898)	$—		$83,566	$(1,247,791)	$—

Small-Cap Value

	For the Six-Month Period Ended December 31, 2013				For the Fiscal Year Ended June 30, 2013
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	3,802	(23,945)	872	377,096	17,706	(148,506)	489	396,367
Value	$82,360	$(517,664)	$20,125		$302,337	$(2,558,282)	$8,059
Class C
Shares	843	(11,074)	—	88,337	2,096	(41,640)	—	98,568
Value	$14,609	$(202,514)	$—		$31,188	$(617,552)	$—
Institutional Class
Shares	9,035	(23,845)	2,892	1,141,218	64,487	(128,787)	3,255	1,153,136
Value	$200,509	$(529,176)	$69,432		$1,183,195	$(2,332,157)	$55,782

Strategic Growth

	For the Six-Month Period Ended December 31, 2013				For the Fiscal Year Ended June 30, 2013
	Sold	Redeemed	Reinvested	End Shares	Sold	Redeemed	Reinvested	End Shares
Class A
Shares	110,480	(727,548)	—	3,990,157	530,779	(2,851,509)	—	4,607,225
Value	$2,336,895	$(15,387,565)	$—		$9,819,661	$(50,010,445)	$—
Class C
Shares	8,299	(151,529)	—	1,192,819	23,191	(559,927)	—	1,336,049
Value	$154,557	$(2,867,451)	$—		$364,184	$(8,702,474)	$—
Institutional Class
Shares	384,009	(312,020)	—	2,366,123	931,177	(1,055,174)	—	2,294,134
Value	$8,441,276	$(6,871,941)	$—		$16,754,902	$(18,625,480)	$—

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Note 9 — Offsetting Assets and Liabilities

The Funds are subject to various Master Netting Arrangements (“MNA”), which govern the terms of certain transactions with select counterparties. The MNA allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MNA also specify collateral posting arrangements at pre-arranged exposure levels.

Under the MNA, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MNA with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of MNA.

The following is a summary of the Assets and Liabilities for each Fund subject to offsets as of December 31, 2013:

Liabilities:
		Gross	Net
		Amounts	Amounts	Gross Amounts not
		Offset	Presented	offset in the statement
		in the	in the	of financial position
	Gross Amounts	Statement	Statement		Collateral
	of Recognized	of Financial	of Financial	Financial	Pledged	Net
Description	Liabilities	Position	Position	Instruments	(Received)	Amount
Akros Absolute Return
Securities Lending	$35,800	$—	$35,800	$35,800	$—	$—
Event Arbitrage
Written Options	2,684,890	—	2,684,890	—	2,684,890	—
Securities Lending	4,119,273	—	4,119,273	4,119,273	—
	6,804,163	—	6,804,163	4,119,273	2,684,890	—
Global Tactical Allocation
Securities Lending	2,247,332	—	2,247,332	2,247,332	—	—
Mid-Cap Value
Securities Lending	3,956,427	—	3,957,427	3,956,427	—	—
Small-Cap Growth Tactical Allocation
Securities Lending	660,476	—	660,476	660,476	—	—
Small-Cap Value
Securities Lending	8,020,202	—	8,020,202	8,020,202	—	—
Strategic Growth
Securities Lending	12,050,096	—	12,050,096	12,050,096	—	—

Note 10 — Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependant on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 11 — Securities Lending

The Funds hold the Mount Vernon Securities Lending Trust Prime Portfolio as cash collateral, which is a registered money market fund whose main objective is to maximize current income to the extent consistent with the preservation of capital and liquidity. It primarily invests in Certificates of Deposits, Asset Backed and Financial Company Commercial Paper, and Repurchase Agreements.

At December 31, 2013, the aggregate market value of loaned securities and the value of the cash collateral the Funds received is as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
Akros Absolute	$28,850	$35,800	1.1%
Event Arbitrage	3,910,490	4,119,273	4.5%
Global Tactical Allocation	2,200,361	2,247,332	28.6%
Mid-Cap Value	3,824,615	3,956,427	41.7%
Small-Cap Growth Tactical Allocation	623,769	660,476	26.5%
Small-Cap Value	7,717,898	8,020,202	21.2%
Strategic Growth	11,712,712	12,050,096	7.0%

Note 12 — Fund Liquidations

On November 21, 2013, the Board, including all of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) approved the liquidation and dissolution of the Quaker Akros Absolute Return Fund and the Quaker Small-Cap Growth Tactical Allocation Fund. The liquidations and dissolutions were approved by the Board and a majority shareholders of each of the Fund’s in accordance with the requirements of the 1940 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”) and the Trust’s Amended and Restated Declaration of Trust. The liquidation and dissolution of the Quaker Absolute Return Fund was approved on January 31, 2014 and the liquidation and dissolution of the Quaker Small-Cap Growth Tactical Allocation Fund was approved on February 13, 2014, both by more than 50% of the outstanding voting securities of such Fund entitled to vote. The results of the votes are shown below:

Akros Absolute Return Fund	For	Against	Abstain
Proposal: Approval of the Liquidation	288,415	328	228
and dissolution of the Fund, a series of the
Trust, pursuant to the Plan of Liquidation
and Dissolution.

Small-Cap Growth Tactical Allocation Fund	For	Against	Abstain
Proposal: Approval of the Liquidation	116,918	—	19,545
and dissolution of the Fund, a series of the
Trust, pursuant to the Plan of Liquidation
and Dissolution.

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Board Consideration of the Sub-Advisory Agreements (unaudited)

At a meeting held on September 19, 2013, the Trustees of the Board of the Trust (“Trustees” or “Board”) considered the continuation of the Sub-Advisory Agreements between Quaker Funds, Inc. (the “Adviser”) and Akros Capital, LLC (“Akros Capital”), sub-adviser to the Quaker Akros Absolute Return Fund (the “Quaker Akros Fund”); and the Adviser and Century Capital Management, Inc. (“Century Management”), sub-adviser to the Quaker Small-Cap Growth Tactical Allocation Fund (the “Quaker Small-Cap Growth Fund” and together with the Quaker Akros Fund, the “Funds”) (each an “Agreement” and collectively, the “Agreements”). At the meeting, the Independent Trustees reported to the full Board their considerations with respect to the Agreements, and the Board, including a majority of Independent Trustees, considered and approved the continuation of the Agreements for an additional six-month period or until the Funds could be liquidated (if such period was shorter than six-months).

In considering the continuation of the Agreements, the Trustees considered the nature, quality and extent of the services provided by each of the sub-advisers. The Trustees reviewed information relating to each sub-adviser’s investment management process, including the experience and capability of the sub-adviser’s management, investment professionals, and other personnel; the financial position of the sub-adviser; and the quality each of the sub-adviser’s compliance policies, procedures, and systems.

The Trustees considered the qualifications, experience and track record of the portfolio managers at each sub-adviser who are responsible for the day-to-day management of each Fund’s portfolio. The Trustees also considered, with respect to each sub-adviser, the specific investment approach and level of expertise with its particular asset class. The Trustees considered each sub-adviser’s performance record to its relevant benchmark.

Based on their consideration and review of the foregoing factors, the Trustees concluded that the nature, quality and extent of the sub-advisory services to be provided by each sub-adviser, as well as each sub-adviser’s ability to render such services based on its experience, organization and resources, were appropriate for each Fund, in light of the Trust’s intention to liquidate the Funds’ in the near future.

With respect to the Funds’ investment performance, the Trustees reviewed each Fund’s performance compared to both its Morningstar peer group and relative benchmark indices over one-year, three-year, five-year and since inception periods, as applicable. The Trustees considered factors, including but not limited to the sub-advisers’ management style and overall market conditions that had affected the performance of each Fund relative to its benchmark. The Trustees noted that the Funds continued to underperform against their benchmarks, which was a principal factor in the Board concluding that the Funds should liquidated.

With respect to each sub-adviser, the Trustees considered the fees paid by the Adviser to each sub-adviser. The Trustees concluded that each sub-adviser’s fees were generally similar to the fees charged by each sub-adviser to other comparable funds and accounts and that they were fair in light of Fund performance and asset levels.

The Trustees considered whether there are any “fall out” or ancillary benefits that may accrue to the sub-advisers as a result of their relationship with the Funds. Based on the information provided, the Trustees noted that there did not appear to be any significant benefits in this regard.

Based on the totality of the information considered, the Trustees concluded that pending the solicitation of shareholders to approve the Funds’ liquidations, the Funds were likely to benefit from the nature, extent and quality of each of the sub-advisers’ services, as applicable, and that each of the sub-advisers have the ability to continue to provide these services based on their respective experience, operations and resources.

After evaluation of the performance, fees and expense information, ancillary benefits and other considerations as described above, and in light of the nature, extent and quality of services to be provided by each of the sub-advisers, the Trustees determined the level of fees to be paid to each of the sub-advisers to be reasonable.

The Board discussed in detail the content of the information provided and raised specific questions they had from their individual reviews. In voting unanimously to approve the Agreements, based on the various considerations discussed above, the Trustees, including a majority of the Independent Trustees, determined that the approval of each of the Agreements was in the best interests of the respective Fund. Accordingly, the Agreements would be renewed for a six-month period or until each of the Funds could be liquidated (if such period was shorter than six-months).

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General Information (unaudited)

The Statement of Additional Information for the Trust including additional information about the Trustees and Officers is available, without charge upon request by calling (800) 220-8888. The Statement of additional information is also available on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.

2 0 1 3   S E M I - A N N U A L   R E P O R T  │   57

The Quaker Funds are distributed by
Foreside Fund Services, LLC.

Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800-220-8888
www.quakerfunds.com

©2013 Quaker® Investment Trust

QKSAR 122013

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (Signature and Title)	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date	3/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jeffry H. King, Sr.
Jeffry H. King, Sr.,
Chief Executive Officer

Date	3/5/14

By (Signature and Title)	/s/ Laurie Keyes
Laurie Keyes,
Treasurer

Date	3/5/14